PIMCO Funds Prospectus

Multi-Manager Series

April 3, 2000

Share Classes
  A B C

GROWTH STOCK FUNDS
Growth Fund
Select Growth Fund
Target Fund
Opportunity Fund


BLEND STOCK FUNDS
Capital Appreciation
Mid-Cap Fund


VALUE STOCK FUNDS
Equity Income Fund
Renaissance Fund
Value Fund
Small-Cap Value Fund

ENHANCED INDEX STOCK FUNDS
Tax-Efficient Equity Fund


INTERNATIONAL STOCK FUNDS
International Fund


SECTOR-RELATED STOCK FUNDS
Innovation Fund
Global Innovation Fund

This cover is not part of the Prospectus.


                                                           [LOGO OF PIMCO FUNDS]

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 14 mutual funds offered by PIMCO Funds:
Funds:      Multi-Manager Series. The Funds provide access to the professional
Multi-      investment advisory services offered by PIMCO Advisors L.P. and
Manager     its investment management affiliates. As of December 31, 1999,
Series      PIMCO Advisors and its affiliates managed approximately
            $261 billion, including assets for 67 of the 200 largest U.S.
            corporations.

April 3,
2000


            The Prospectus explains what you should know about the Funds
Share       before you invest. Please read it carefully.
Classes
A, B
and C

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
  PIMCO Funds: Multi-Manager Series
1

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Capital Appreciation Fund......................................   5
           Equity Income Fund.............................................   7
           Global Innovation Fund.........................................   9
           Growth Fund....................................................  11
           Innovation Fund................................................  13
           International Fund.............................................  15
           Mid-Cap Fund...................................................  17
           Opportunity Fund...............................................  19
           Renaissance Fund...............................................  21
           Select Growth Fund.............................................  23
           Small-Cap Value Fund...........................................  25
           Target Fund....................................................  27
           Tax-Efficient Equity Fund......................................  29
           Value Fund.....................................................  31
         Summary of Principal Risks.......................................  33
         Management of the Funds..........................................  35
         Investment Options - Class A, B and C Shares ....................  40
         How Fund Shares Are Priced.......................................  42
         How to Buy and Sell Shares.......................................  43
         Fund Distributions...............................................  47
         Tax Consequences.................................................  47
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  48
         Financial Highlights.............................................  57

                                                                   Prospectus

           Summary Information

 The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                             Approximate   Approximate
                 PIMCO                Investment                         Main                Number of     Capitalization
                 Fund                 Objective                          Investments         Holdings      Range
 --------------------------------------------------------------------------------------------------------------------------------
  Growth Stock   Growth               Long-term growth of capital;       Common stocks of    35-40         At least $5 billion
  Funds                               income is an incidental            companies with
                                      consideration                      market
                                                                         capitalizations
                                                                         of at least $5
                                                                         billion
           -----------------------------------------------------------------------------------------------------------------
                 Select Growth        Long-term growth of capital;       Common stocks of    15-25         At least $10 billion
                                      income is an incidental            companies with
                                      consideration                      market
                                                                         capitalizations
                                                                         of at least $10
                                                                         billion
           -----------------------------------------------------------------------------------------------------------------
                 Target               Capital appreciation; no           Common stocks of    40-60         Between $1 billion
                                      consideration is given to income   companies with                    and $10 billion
                                                                         market
                                                                         capitalizations
                                                                         of between $1
                                                                         billion and
                                                                         $10 billion
           -----------------------------------------------------------------------------------------------------------------
                 Opportunity          Capital appreciation; no           Common stocks of    60-100        Between $100 million
                                      consideration is given to income   companies with                    and $2 billion
                                                                         market
                                                                         capitalizations
                                                                         of between $100
                                                                         million and $2
                                                                         billion
 --------------------------------------------------------------------------------------------------------------------------------
  Blend Stock    Capital Appreciation Growth of capital                  Common stocks of    60-100        At least $1 billion
  Funds                                                                  companies with
                                                                         market
                                                                         capitalizations
                                                                         of at least $1
                                                                         billion that
                                                                         have improving
                                                                         fundamentals and
                                                                         whose stock is
                                                                         reasonably
                                                                         valued by the
                                                                         market
           -----------------------------------------------------------------------------------------------------------------
                 Mid-Cap              Growth of capital                  Common stocks of    60-100        More than $500 million
                                                                         companies with                    (excluding the largest
                                                                         market                            200 companies)
                                                                         capitalizations
                                                                         of more than
                                                                         $500 million
                                                                         (excluding the
                                                                         largest 200
                                                                         companies) that
                                                                         have improving
                                                                         fundamentals and
                                                                         whose stock is
                                                                         reasonably
                                                                         valued by the
                                                                         market
 --------------------------------------------------------------------------------------------------------------------------------
  Value Stock    Equity Income        Current income as a primary        Income-producing    40-50         More than $2 billion
  Funds                               objective; long-term growth of     common stocks of
                                      capital as a secondary objective   companies with
                                                                         market
                                                                         capitalizations
                                                                         of more than $2
                                                                         billion
           -----------------------------------------------------------------------------------------------------------------
                 Renaissance          Long-term growth of capital        Common stocks of    50-80         All capitalizations
                                      and income                         companies with
                                                                         below-average
                                                                         valuations whose
                                                                         business
                                                                         fundamentals are
                                                                         expected to
                                                                         improve
           -----------------------------------------------------------------------------------------------------------------
                 Value                Long-term growth of capital        Common stocks of    40            More than $10 billion
                                      and income                         companies with
                                                                         market
                                                                         capitalizations
                                                                         of more than $10
                                                                         billion and
                                                                         below-average
                                                                         valuations whose
                                                                         business
                                                                         fundamentals are
                                                                         expected to
                                                                         improve
           -----------------------------------------------------------------------------------------------------------------
                 Small-Cap Value      Long-term growth of capital        Common stocks of    100           Between $100 million
                                      and income                         companies with                    and $1.5 billion
                                                                         market
                                                                         capitalizations
                                                                         of between $100
                                                                         million and $1.5
                                                                         billion and
                                                                         below-average
                                                                         price-to-
                                                                         earnings ratios
                                                                         relative to the
                                                                         market and their
                                                                         industry groups
 --------------------------------------------------------------------------------------------------------------------------------
  Enhanced Index Tax-Efficient Equity Maximum after-tax growth           A broadly           More than 200 More than $5 billion
  Stock Funds                         of capital                         diversified
                                                                         portfolio of at
                                                                         least 200 common
                                                                         stocks of
                                                                         companies
                                                                         represented in
                                                                         the S&P 500
                                                                         Index with
                                                                         market
                                                                         capitalizations
                                                                         of more than $5
                                                                         billion
 --------------------------------------------------------------------------------------------------------------------------------
  International  International        Capital appreciation through       Common stocks of    200-250       More than $500 million
  Stock Funds                         investment in an international     foreign (non-
                                      portfolio; income is an incidental U.S.) issuers
                                      consideration                      (developed and
                                                                         emerging markets)
                                                                         with market
                                                                         capitalizations
                                                                         of more than
                                                                         $500 million
 --------------------------------------------------------------------------------------------------------------------------------
  Sector-Related Innovation           Capital appreciation; no           Common stocks of    40            More than $200 million
  Stock Funds                         consideration is given to income   technology-
                                                                         related
                                                                         companies with
                                                                         market
                                                                         capitalizations
                                                                         of more than
                                                                         $200 million
           -----------------------------------------------------------------------------------------------------------------
                 Global Innovation    Capital appreciation; no           Common stocks of    30-60         More than $200 million
                                      consideration is given to income   U.S. and non-
                                                                         U.S. technology-
                                                                         related
                                                                         companies with
                                                                         market
                                                                         capitalizations
                                                                         of more than
                                                                         $200 million

  PIMCO Funds: Multi-Manager Series
3

Fund Descriptions, Performance and Fees
            The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

            It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
                                                                   Prospectus

            PIMCO Capital Appreciation Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Larger                 Capitalization Range
and           Seeks growth of      capitalization         At least $1
Strategies    capital              common stocks          billion


              Fund                 Approximate Number     Dividend
              Category             of Holdings            Frequency
              Blend Stocks         60-100                 At least
                                                          annually



            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Growth Securities Risk . Focused
             . Issuer Risk           . Credit Risk              Investment Risk
             . Value Securities Risk . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
5

            Calendar Year Total Returns -- Class A


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     23.73%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -14.22%

                                    [GRAPH]
                           1992               7.08%
                           1993              17.24%
                           1994              -4.64%
                           1995              36.61%
                           1996              26.29%
                           1997              33.72%
                           1998              17.18%
                           1999              22.19%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                       Fund Inception
                                                        1 Year 5 Years (3/8/91)(/3/)
            -------------------------------------------------------------------------
         Class A                                        15.47% 25.57%  18.84%
            -------------------------------------------------------------------------
         Class B                                        16.31% 25.92%  18.89%
            -------------------------------------------------------------------------
         Class C                                        20.32% 26.07%  18.72%
            -------------------------------------------------------------------------
         S&P 500 Index(/1/)                             21.04% 28.56%  19.75%
            -------------------------------------------------------------------------
         Lipper Capital Appreciation Fund Average(/2/)  41.82% 22.88%  16.55%
            -------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Class A, B or C shares of the Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.40%         1.10%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $656             $880             $1,123           $1,816            $656   $880   $1,123 $1,816
            -----------------------------------------------------------------------------------------------------------
         Class B       688              882              1,201            1,876             188    582    1,001  1,876
            -----------------------------------------------------------------------------------------------------------
         Class C       288              582              1,001            2,169             188    582    1,001  2,169
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Equity Income Fund

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Approximate
Investments   Objective              Income producing     Capitalization Range
and           Seeks current          common stocks        More than $2
Strategies    income as a            with potential       billion
              primary                for capital
              objective, and         appreciation
              long-term growth
              of capital as a
              secondary
              objective
                                                          Dividend Frequency
                                     Approximate Number   Quarterly
                                     of Holdings
              Fund Category          40-50
              Value Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment. The Fund may also invest in convertible securities and preferred stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             The Fund may invest up to 15% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Foreign Investment Risk .Credit Risk
              .Issuer Risk           .Currency Risk           .Management Risk
              .Value Securities Risk .Interest Rate Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund is expected to change sub-advisers on or about May 8, 2000. The Fund would not necessarily have achieved the performance results shown on the next page under its expected new investment management arrangements. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
7

            Calendar Year Total Returns -- Class A



                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4/1/99-
                                                            6/30/99)      16.00%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -10.98%

                                    [GRAPH]

                            1992            14.29%
                            1993             8.03%
                            1994            -2.00%
                            1995            32.94%
                            1996            21.00%
                            1997            30.88%
                            1998             8.03%
                            1999            -2.31%

                  Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                 1 Year  5 Years (3/8/91)(/3/)
            -------------------------------------------------------------------
         Class A                                  -7.67% 15.99%  13.09%
            -------------------------------------------------------------------
         Class B                                  -6.71% 16.26%  13.14%
            -------------------------------------------------------------------
         Class C                                  -3.81% 16.45%  12.97%
            -------------------------------------------------------------------
         S&P 500 Index(/1/)                       21.04% 28.56%  19.75%
            -------------------------------------------------------------------
         Lipper Equity Income Fund Average(/2/)    4.77% 18.02%  14.57%
            -------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.40%         1.10%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $656             $880             $1,123           $1,816            $656   $880   $1,123 $1,816
            -----------------------------------------------------------------------------------------------------------
         Class B       688              882              1,201            1,876             188    582    1,001  1,876
            -----------------------------------------------------------------------------------------------------------
         Class C       288              582              1,001            2,169             188    582    1,001  2,169
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Global Innovation Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund Focus          Approximate
Investments   Objective             Common stocks of    Capitalization Range
and           Seeks capital         U.S. and non-       More than $200
Strategies    appreciation; no      U.S. technology-    million
              consideration is      related
              given to income       companies
                                                        Dividend Frequency
                                                        At least
              Fund Category         Approximate         annually
              Sector-Related        Number of Holdings
              Stocks                30-60

              The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

              The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

              Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund normally invests in securities traded principally in the securities markets of developed countries, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in emerging markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

              In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Derivatives Risk        .Leveraging Risk
             .Issuer Risk            .Foreign Investment Risk .Credit Risk
             .Growth Securities Risk .Emerging Markets Risk   .Management Risk
             .Smaller Company Risk   .Currency Risk
             .Liquidity Risk         .Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information
            The Fund commenced operations in December 1999 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
  PIMCO Funds: Multi-Manager Series
9

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses       Fee Waiver(/3/) Net Expenses(/3/)
            ---------------------------------------------------------------------------------------------------
         Class A      1.00%    0.25%             0.64%         1.89%          0.04%           1.85%
            ---------------------------------------------------------------------------------------------------
         Class B      1.00     1.00              0.64          2.64           0.04            2.60
            ---------------------------------------------------------------------------------------------------
         Class C      1.00     1.00              0.64          2.64           0.04            2.60
            ---------------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.60% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.04% representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
            (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                                                                                            Example: Assuming you
                                                                                            do not redeem your
                      Example: Assuming you redeem your shares at the end of each period    shares
         Share Class  Year 1                             Year 3                             Year 1     Year 3
            ------------------------------------------------------------------------------------------------------
         Class A       728                               $            1,100                 $728       $1,100
            ------------------------------------------------------------------------------------------------------
         Class B       763                                1,108                              263          808
            ------------------------------------------------------------------------------------------------------
         Class C       363                                              808                  263          808
            ------------------------------------------------------------------------------------------------------

            (1)The Examples are based on the Net Expenses shown in the preceding table.
                                                                   Prospectus

            PIMCO Growth Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Larger                 Capitalization
and           Seeks long-term      capitalization         Range
Strategies    growth of            common                 At least $5
              capital; income      stocks                 billion
              is an
              incidental
              consideration
                                                          Dividend
                                                          Frequency
                                   Approximate Number     At least
                                   of Holdings            annually
              Fund Category        35-40
              Growth Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk            .Foreign Investment Risk .Credit Risk
              .Issuer Risk            .Currency Risk           .Management Risk
              .Growth Securities Risk .Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance Information
            The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (10/26/90)
            and Class B shares (5/23/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6,
            1999, the Fund had a different sub-adviser and would not
            necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
11

            Calendar Year Total Returns -- Class C


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     36.21%
                                                            --------------------
                                                            Lowest (7/1/90-
                                                            9/30/90)     -13.14%

                                    [GRAPH]

                            1990             0.29%
                            1991            41.88%
                            1992             2.08%
                            1993             9.32%
                            1994            -0.75%
                            1995            27.47%
                            1996            17.52%
                            1997            21.84%
                            1998            38.90%
                            1999            39.83%

                  Calendar Year End (through12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                          1 Year 5 Years 10 Years (2/24/84)(/3/)
            --------------------------------------------------------------------
         Class A                          33.33% 28.36%  18.99%   19.71%
            --------------------------------------------------------------------
         Class B                          34.78% 28.65%  19.06%   19.75%
            --------------------------------------------------------------------
         Class C                          38.83% 28.80%  18.77%   19.25%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)               21.04% 28.56%  18.21%   18.60%
            --------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)  29.23% 25.03%  16.48%   16.27%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.50%    0.25%             0.40%         1.15%
            -----------------------------------------------------------------
         Class B      0.50     1.00              0.40          1.90
            -----------------------------------------------------------------
         Class C      0.50     1.00              0.40          1.90
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $661             $895             $1,148           $1,871            $661   $895   $1,148 $1,871
            -----------------------------------------------------------------------------------------------------------
         Class B       693              897              1,226            1,930             193    597    1,026  1,930
            -----------------------------------------------------------------------------------------------------------
         Class C       293              597              1,026            2,222             193    597    1,026  2,222
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Innovation Fund

--------------------------------------------------------------------------------
Principal     Investment          Fund Focus            Approximate
Investments   Objective           Common stocks of      Capitalization Range
and           Seeks capital       technology-           More than $200
Strategies    appreciation; no    related               million
              consideration is    companies
              given to income

              Fund Category       Approximate Number    Dividend Frequency
              Sector-Related      of Holdings           At least
              Stocks              40                    annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

             Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk             .Smaller Company Risk    .Currency Risk
              .Issuer Risk             .Liquidity Risk          .Credit Risk
              .Focused Investment Risk .Foreign Investment Risk .Management Risk .Growth Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
            Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class
            B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
13

            Calendar Year Total Returns -- Class A

                                                             Highest and
                                                             Lowest Quarter
                                                             Returns
                                                             (for periods
                                                             shown in the bar
                                                             chart)
                                                             ------------------
                                                             Highest (10/1/99-
                                                             12/31/99)   80.12%
                                                             ------------------
                                                             Lowest (1/1/97-
                                                             3/31/97)   -12.56%

                                                [GRAPH]

                                           1995       45.33%
                                           1996       23.60%
                                           1997        9.03%
                                           1998       69.54%
                                           1999      139.40%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                          Fund Inception
                                                          1 Year  5 Years (12/22/94)(/3/)
            -----------------------------------------------------------------------------
         Class A                                          126.24% 51.38%  51.01%
            -----------------------------------------------------------------------------
         Class B                                          133.51% 51.98%  51.65%
            -----------------------------------------------------------------------------
         Class C                                          137.44% 52.05%  51.68%
            -----------------------------------------------------------------------------
         S&P 500 Index(/1/)                                21.04% 28.56%  28.56%
            -----------------------------------------------------------------------------
         Lipper Science and Technology Fund Average(/2/)  134.99% 40.91%  40.91%
            -----------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.65%    0.25%             0.40%         1.30%
            -----------------------------------------------------------------
         Class B      0.65     1.00              0.40          2.05
            -----------------------------------------------------------------
         Class C      0.65     1.00              0.40          2.05
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                       Example: Assuming you do not
                  Example: Assuming you redeem your shares at the end of each period   redeem your shares
                  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -------------------------------------------------------------------------------------------------------
         Class A  $675             $939             $1,224           $2,032            $675   $939   $1,224 $2,032
            -------------------------------------------------------------------------------------------------------
         Class B   708              943              1,303            2,091             208    643    1,103  2,091
            -------------------------------------------------------------------------------------------------------
         Class C   308              643              1,103            2,379             208    643    1,103  2,379
            -------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO International Fund

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Approximate
Investments   Objective              Common stocks of     Capitalization Range
and           Seeks capital          foreign (non-        More than $500
Strategies    appreciation           U.S.) issuers        million
              through
              investment in an
              international
              portfolio; income
              is an incidental
              consideration
                                                          Dividend Frequency
                                     Approximate Number   At least
                                     of Holdings          annually
                                     200-250
              Fund Category
              International
              Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks, which may or may not pay dividends. The Fund normally invests in securities traded principally in developed foreign securities markets, but may also invest up to 30% of its assets in developing or "emerging" markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

             The portfolio manager uses a "top down" investment approach. He first determines regional and country weightings for the Fund by considering such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other financial, social, national and political factors. The Sub-Adviser's country specialists then select individual stocks to fill out the desired country weightings. In selecting stocks, the specialists analyze a broad range of company fundamentals, such as price-to-earnings, price-to-book value and price-to-cash flow ratios (value factors), earnings, dividend and profit growth (growth factors) and balance sheet strength and return on assets (quality factors). The portfolio manager sells stocks in order to adjust or rebalance the Fund's regional and country weightings or to replace companies with weakening fundamentals.

             The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for risk management or hedging purposes. The Fund may also invest in equity securities other than common stocks (such as preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Foreign Investment Risk .Growth Securities Risk .Focused
             .Currency Risk           .Smaller Companies Risk  Investment Risk
             .Market Risk             .Liquidity Risk         .Leveraging Risk
             .Issuer Risk             .Derivatives Risk       .Credit Risk
             .Value Securities Risk                           .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (2/1/91) and Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. The Fund had different sub-advisers during the periods prior to November 15, 1994, and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
15

            Calendar Year Total Returns -- Class C


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                             in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     21.58%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -22.16%

                                    [GRAPH]

                            1990           -15.50%
                            1991            19.92%
                            1992            -5.84%
                            1993            33.47%
                            1994            -8.16%
                            1995             5.79%
                            1996             5.76%
                            1997             1.85%
                            1998             8.27%
                            1999            27.00%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                            Fund Inception
                                    1 Year 5 Years 10 Years (8/25/86)(/3/)
            --------------------------------------------------------------
         Class A                    20.59%  8.96%   6.43%    8.17%
            --------------------------------------------------------------
         Class B                    21.97%  9.13%   6.49%    8.21%
            --------------------------------------------------------------
         Class C                    26.00%  9.40%   6.24%    7.83%
            --------------------------------------------------------------
         MSCI EAFE Index            27.31% 13.15%   7.34%   10.35%
            --------------------------------------------------------------
         Lipper International Fund
          Average(/2/)              40.86% 15.08%  10.22%   11.57%
            --------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe,
                Australasia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and Asia. It is not possible to invest directly in the index.
            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
            (3) The Fund began operations on 8/25/86. Index comparisons begin on 8/31/86.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                     Total Annual
                      Advisory and/or Service     Other         Fund Operating
         Share Class  Fees     (12b-1) Fees (/1/) Expenses(/2/) Expenses
            ------------------------------------------------------------------
         Class A      0.55%    0.25%              0.65%         1.45%
            ------------------------------------------------------------------
         Class B      0.55     1.00               0.65          2.20
            ------------------------------------------------------------------
         Class C      0.55     1.00               0.65          2.20
            ------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.65% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem your shares at the
                      end of each period                               Example: Assuming you do not redeem your shares
         Share Class  Year 1      Year 3      Year 5      Year 10      Year 1      Year 3      Year 5      Year 10
            ----------------------------------------------------------------------------------------------------------
         Class A      $689        $983        $     1,299 $2,190       $689        $983        $1,299      $2,190
            ----------------------------------------------------------------------------------------------------------
         Class B          723         988        1,380       2,249         223         688        1,180       2,249
            ----------------------------------------------------------------------------------------------------------
         Class C          323         688        1,180       2,534         223         688        1,180       2,534
            ----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Mid-Cap Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund                   Approximate
Investments   Objective            Focus                  Capitalization Range
and           Seeks growth of      Medium                 More than $500
Strategies    capital              capitalization         million
                                   common stocks          (excluding the
                                                          largest 200
                                                          companies)

              Fund Category        Approximate Number
              Blend Stocks         of Holdings
                                   60-100                 Dividend Frequency
                                                          At least
                                                          annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Growth Securities Risk .Credit Risk
              .Issuer Risk           .Smaller Company Risk   .Management Risk
              .Value Securities Risk .Liquidity Risk         .Focused Investment
                                                              Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
17

            Calendar Year Total Returns -- Class A


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     22.92%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -14.50%

                                    [GRAPH]

                             1992           8.75%
                             1993          15.32%
                             1994          -2.75%
                             1995          36.76%
                             1996          22.87%
                             1997          33.62%
                             1998           7.46%
                             1999          12.54%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                            1 Year   5 Years   (8/26/91)(/3/)
            -----------------------------------------------------------------
         Class A                             6.35%   20.74%    16.33%
            -----------------------------------------------------------------
         Class B                             6.68%   21.03%    16.39%
            -----------------------------------------------------------------
         Class C                            10.68%   21.22%    16.25%
            -----------------------------------------------------------------
         Russell Mid-Cap Index(/1/)         18.23%   21.85%    17.31%
            -----------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   39.38%   23.07%    16.94%
            -----------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.40%         1.10%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $656             $880             $1,123           $1,816            $656   $880   $1,123 $1,816
            -----------------------------------------------------------------------------------------------------------
         Class B       688              882              1,201            1,876             188    582    1,001  1,876
            -----------------------------------------------------------------------------------------------------------
         Class C       288              582              1,001            2,169             188    582    1,001  2,169
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Opportunity Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund Focus          Approximate
Investments   Objective             Smaller             Capitalization Range
and           Seeks capital         capitalization      Between $100
Strategies    appreciation;         common stocks       million and $2
              no consideration                          billion
              is given to
              income

              Fund Category         Approximate Number  Dividend Frequency
              Growth Stocks         of Holdings         At least annually
                                    60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $100 million and $2 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Liquidity Risk          .Credit Risk
             .Issuer Risk            .Foreign Investment Risk .Management Risk
             .Growth Securities Risk .Currency Risk           .Focused
             .Smaller Company Risk                             Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (12/17/90)
            and Class B shares (4/1/99), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6,
            1999, the Fund had a different sub-adviser and would not
            necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
19

            Calendar Year Total Returns -- Class C


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/01/99-
                                                            12/31/99)     45.70%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -25.78%

                                    [GRAPH]

                            1990            -7.34%
                            1991            68.08%
                            1992            28.46%
                            1993            36.16%
                            1994            -4.74%
                            1995            41.43%
                            1996            11.54%
                            1997            -4.75%
                            1998             1.29%
                            1999            63.99%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                                Fund Inception
                                                        1 Year 5 Years 10 Years (2/24/84)(/3/)
            ----------------------------------------------------------------------------------
         Class A                                        55.98%  19.60% 20.73%   19.37%
            ----------------------------------------------------------------------------------
         Class B                                        58.95%  19.90% 20.80%   19.40%
            ----------------------------------------------------------------------------------
         Class C                                        62.99%  20.09% 20.55%   18.93%
            ----------------------------------------------------------------------------------
         Russell 2000 Index(/1/)                        21.25%  16.69% 13.40%   12.49%
            ----------------------------------------------------------------------------------
         Lipper Capital Appreciation Fund Average(/2/)  41.82%  22.88% 14.74%   14.56%
            ----------------------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.65%    0.25%             0.40%         1.30%
            -----------------------------------------------------------------
         Class B      0.65     1.00              0.40          2.05
            -----------------------------------------------------------------
         Class C      0.65     1.00              0.40          2.05
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $675             $939             $1,224           $2,032            $675   $939   $1,224 $2,032
            -----------------------------------------------------------------------------------------------------------
         Class B       708              943              1,303            2,091             208    643    1,103  2,091
            -----------------------------------------------------------------------------------------------------------
         Class C       308              643              1,103            2,379             208    643    1,103  2,379
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Renaissance Fund

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Approximate
Investments   Objective              Undervalued          Capitalization Range
and           Seeks long-term        stocks with          All capitalizations
Strategies    growth of capital      improving
              and income             business
                                     fundamentals
                                                          Dividend Frequency
              Fund Category          Approximate Number   Quarterly
              Value Stocks           of Holdings
                                     50-80

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Foreign Investment Risk  .Credit Risk
              .Issuer Risk           .Currency Risk            .Management Risk
              .Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (2/1/91) and Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
21

            Calendar Year Total Returns -- Class C


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98)     18.37%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -16.77%

                                    [GRAPH]

                            1990           -15.46%
                            1991            33.24%
                            1992             7.78%
                            1993            21.23%
                            1994            -5.05%
                            1995            27.61%
                            1996            24.40%
                            1997            34.90%
                            1998            10.72%
                            1999             9.02%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                        1 Year 5 Years 10 Years (4/18/88)(/3/)
            ------------------------------------------------------------------
         Class A                        3.79%  20.45%  13.92%   13.45%
            ------------------------------------------------------------------
         Class B                        4.66%  20.70%  13.97%   13.49%
            ------------------------------------------------------------------
         Class C                        8.16%  20.92%  13.70%   13.15%
            ------------------------------------------------------------------
         Russell 1000 Value Index(/1/)  7.34%  23.08%  15.60%   16.38%
            ------------------------------------------------------------------
         Lipper Equity Income Fund
          Average(/2/)                  4.77%  18.02%  12.85%   13.54%
            ------------------------------------------------------------------

            (1) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. The Russell 1000 Value Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because PIMCO Advisors believes the Russell 1000 Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the S&P 500 Index were 21.04%, 28.56%, 18.21% and 19.06%, respectively.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.60%    0.25%             0.40%         1.25%
            -----------------------------------------------------------------
         Class B      0.60     1.00              0.40          2.00
            -----------------------------------------------------------------
         Class C      0.60     1.00              0.40          2.00
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $670             $925             $1,199           $1,978            $670   $925   $1,199 $1,978
            -----------------------------------------------------------------------------------------------------------
         Class B       703              927              1,278            2,038             203    627    1,078  2,038
            -----------------------------------------------------------------------------------------------------------
         Class C       303              627              1,078            2,327             203    627    1,078  2,327
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Select Growth Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund Focus          Approximate
Investments   Objective             Larger              Capitalization Range
and           Seeks long-term       capitalization      At least $10 billion
Strategies    growth of             common stocks
              capital; income
              is an incidental
              consideration
                                    Approximate Number  Dividend Frequency
              Fund Category         of Holdings         At least annually
              Growth Stocks         15-25

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

             The Fund may invest up to 25% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk              .Growth Securities Risk  .Credit Risk
             .Issuer Risk              .Foreign Investment Risk .Management Risk
             .Focused Investment Risk  .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class A, B or C shares during the periods shown. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Institutional Class performance would be higher than Class A, B or
            C performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Average Annual Total
            Returns table also shows estimated historical performance for
            Class A, B and C shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The performance information on the next page reflects the Fund's advisory fee level in effect prior to April 1, 2000 (0.57% per annum); these results would have been lower had the Fund's current advisory fee level (0.60% per annum) then been in effect. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
23

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/01/98-
                                                            12/31/98)_____24.90%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)_____-11.38%

                                    [GRAPH]
                            1995            27.96%
                            1996            17.95%
                            1997            25.32%
                            1998            41.06%
                            1999            24.27%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                           1 Year   5 Years   (12/28/94)(/3/)
            -----------------------------------------------------------------
         Institutional Class               24.27%   27.09%    27.06%
            -----------------------------------------------------------------
         Class A                           16.97%   25.17%    25.14%
            -----------------------------------------------------------------
         Class B                           17.86%   25.50%    25.55%
            -----------------------------------------------------------------
         Class C                           21.86%   25.66%    25.63%
            -----------------------------------------------------------------
         S&P 500 Index(/1/)                21.04%   28.56%    28.56%
            -----------------------------------------------------------------
         Lipper Growth Fund Average(/2/)   29.23%   25.03%    25.03%
            -----------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.60%    0.25%             0.40%         1.25%
            -----------------------------------------------------------------
         Class B      0.60     1.00              0.40          2.00
            -----------------------------------------------------------------
         Class C      0.60     1.00              0.40          2.00
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $670             $925             $1,199           $1,978            $670   $925   $1,199 $1,978
            -----------------------------------------------------------------------------------------------------------
         Class B       703              927              1,278            2,038             203    627    1,078  2,038
            -----------------------------------------------------------------------------------------------------------
         Class C       303              627              1,078            2,327             203    627    1,078  2,327
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Small-Cap Value Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus           Approximate
Investments   Objective            Undervalued          Capitalization Range
and           Seeks long-term      smaller              Between $50
Strategies    growth of            capitalization       million and$1.5
              capital and          common stocks        billion
              income

              Fund Category        Approximate          Dividend Frequency
              Value Stocks         Number of            At least
                                   Holdings             annually
                                   100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $100 million and $1.5 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

             The Fund's initial selection universe consists of approximately
            4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

             From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Smaller Company Risk    .Credit Risk
              .Issuer Risk           .Liquidity Risk          .Management Risk
              .Value Securities Risk .Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
25

            Calendar Year Total Returns -- Class A


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            -------------------
                                                            Highest (4/1/99-
                                                            6/30/99)     16.28%
                                                            -------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)    -18.71%


                                    [GRAPH]

                             1992           18.27%
                             1993           13.39%
                             1994           -4.07%
                             1995           24.98%
                             1996           27.22%
                             1997           34.47%
                             1998           -9.48%
                             1999           -6.82%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                             Fund Inception
                                             1 Year  5 Years (9/30/91)(/3/)
            ---------------------------------------------------------------
         Class A                             -11.95% 11.25%  10.77%
            ---------------------------------------------------------------
         Class B                             -12.08% 11.42%  10.83%
            ---------------------------------------------------------------
         Class C                             - 8.39% 11.69%  10.71%
            ---------------------------------------------------------------
         Russell 2000 Index(/1/)              21.25% 16.69%  14.97%
            ---------------------------------------------------------------
         Lipper Small-Cap Fund Average(/2/)   33.65% 19.63%  17.20%
            ---------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stock. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Fund Average is a total return
                performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $1 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 9/30/91. Index comparisons begin on 10/1/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.60%    0.25%             0.40%         1.25%
            -----------------------------------------------------------------
         Class B      0.60     1.00              0.40          2.00
            -----------------------------------------------------------------
         Class C      0.60     1.00              0.40          2.00
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $670             $925             $1,199           $1,978            $670   $925   $1,199 $1,978
            -----------------------------------------------------------------------------------------------------------
         Class B       703              927              1,278            2,038             203    627    1,078  2,038
            -----------------------------------------------------------------------------------------------------------
         Class C       303              627              1,078            2,327             203    627    1,078  2,327
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Target Fund

--------------------------------------------------------------------------------
Principal     Investment          Fund Focus            Approximate
Investments   Objective           Medium                Capitalization Range
and           Seeks capital       capitalization        Between $1
Strategies    appreciation; no    common stocks         billion and $10
              consideration is                          billion
              given to income
                                  Approximate Number    Dividend Frequency
              Fund Category       of Holdings           At least annually
              Growth Stocks       40-60

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

             The portfolio managers select stocks for the Fund using a
            "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk             .Smaller Company Risk    .Currency Risk
             .Issuer Risk             .Liquidity Risk          .Credit Risk
             .Growth Securities Risk .Foreign Investment Risk .Management Risk .Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
            Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class
            B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
27

            Calendar Year Total Returns -- Class A


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     53.05%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -13.15%

                                    [GRAPH]

                            1993            24.52%
                            1994             3.09%
                            1995            30.31%
                            1996            15.68%
                            1997            15.44%
                            1998            23.27%
                            1999            66.25%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                            1 Year   5 Years   (12/17/92)(/3/)
            ------------------------------------------------------------------
         Class A                            57.10%   28.28%    24.13%
            ------------------------------------------------------------------
         Class B                            60.05%   28.62%    24.19%
            ------------------------------------------------------------------
         Class C                            64.05%   28.77%    24.19%
            ------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)         14.73%   23.05%    17.55%
            ------------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   39.38%   23.07%    17.44%
            ------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.55%    0.25%             0.40%         1.20%
            -----------------------------------------------------------------
         Class B      0.55     1.00              0.40          1.95
            -----------------------------------------------------------------
         Class C      0.55     1.00              0.40          1.95
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $666             $910             $1,173           $1,925            $666   $910   $1,173 $1,925
            -----------------------------------------------------------------------------------------------------------
         Class B       698              912              1,252            1,984             198    612    1,052  1,984
            -----------------------------------------------------------------------------------------------------------
         Class C       298              612              1,052            2,275             198    612    1,052  2,275
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Tax-Efficient Equity Fund

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Approximate
Investments   Objective              A portion of the     Capitalization Range
and           Seeks maximum          common stocks        More than $5
Strategies    after-tax growth       represented in       billion
              of capital             the S&P 500 Index
                                                          Dividend Frequency
              Fund Category          Approximate Number   At least
              Enhanced Index         of Holdings          annually
                                     More than 200

            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve superior after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund looks to sell stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Growth Securities Risk  . Credit Risk
             . Issuer Risk           . Leveraging Risk         . Management Risk
             . Value Securities Risk . Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
29

            Calendar Year Total Returns -- Class A


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98_____21.73%)
                                                            --------------------
                                                            Lowest (7/1/99-
                                                            9/30/99______-7.25%)

                                    [GRAPH]

                               1999       17.38%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                      Fund Inception
                                                 1 Year               (7/10/98)(/3/)
            ------------------------------------------------------------------------
         Class A                                 10.95%               11.10%
            ------------------------------------------------------------------------
         Class B                                 11.49%               11.99%
            ------------------------------------------------------------------------
         Class C                                 15.49%               14.54%
            ------------------------------------------------------------------------
         S&P 500 Index(/1/)                      21.04%               20.42%
            ------------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)         29.23%               23.65%
            ------------------------------------------------------------------------

            (1) The S&P 500 index is an unmanaged index of large
             capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.

--------------------------------------------------------------------------------

Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.40%         1.10%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $656             $880             $1,123           $1,816            $656   $880   $1,123 $1,816
            -----------------------------------------------------------------------------------------------------------
         Class B       688              882              1,201            1,876             188    582    1,001  1,876
            -----------------------------------------------------------------------------------------------------------
         Class C       288              582              1,001            2,169             188    582    1,001  2,169
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Value Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund Focus            Approximate
Investments   Objective             Undervalued           Capitalization Range
and           Seeks long-term       larger                More than $10 billion
Strategies    growth of             capitalization
              capital and           stocks with
              income                improving
                                    fundamentals
                                                          Dividend Frequency
              Fund Category         Approximate Number    Quarterly
              Value Stocks          of Holdings
                                    40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Foreign Investment Risk . Credit Risk
             . Issuer Risk           . Currency Risk           . Management Risk
             . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund is expected to change sub-advisers on or about May 8, 2000. The Fund would not necessarily have achieved the performance results shown on the next page under its expected new investment management arrangements. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
31

            Calendar Year Total Returns -- Class A



                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4/1/99-
                                                            6/30/99)      17.73%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -13.27%

                                    [GRAPH]

                             1992          12.70%
                             1993          15.94%
                             1994          -4.46%
                             1995          38.37%
                             1996          19.87%
                             1997          25.71%
                             1998           9.76%
                             1999           3.81%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                     Fund Inception
                                                     1 Year  5 Years (12/30/91)(/3/)
            ------------------------------------------------------------------------
         Class A                                      -1.90% 17.55%  13.84%
            ------------------------------------------------------------------------
         Class B                                      -1.16% 17.80%  13.91%
            ------------------------------------------------------------------------
         Class C                                      2.21%  18.02%  13.81%
            ------------------------------------------------------------------------
         S&P 500 Index(/1/)                          21.04%  28.56%  19.70%
            ------------------------------------------------------------------------
         Lipper Growth and Income Fund Average(/2/)  13.71%  21.37%  15.51%
            ------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth and Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.40%         1.10%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.40          1.85
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $656             $880             $1,123           $1,816            $656   $880   $1,123 $1,816
            -----------------------------------------------------------------------------------------------------------
         Class B       688              882              1,201            1,876             188    582    1,001  1,876
            -----------------------------------------------------------------------------------------------------------
         Class C       288              582              1,001            2,169             188    582    1,001  2,169
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The Capital Appreciation, Equity Income, Mid-Cap,
            Renaissance, Small-Cap Value and Value Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager believes will experience relatively rapid
Risk        earnings growth. The Capital Appreciation, Global Innovation,
            Growth, Innovation, Mid-Cap, Opportunity, Select Growth and Target
            Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The Global Innovation, Innovation, Opportunity and Small-Cap Value
            Funds generally have substantial exposure to this risk. The Mid-
            Cap and Target Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

  PIMCO Funds: Multi-Manager Series
33

Derivatives All Funds except the Capital Appreciation, Mid-Cap and Small-Cap
Risk Value Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign     A Fund that invests in foreign securities, and particularly the
(non-       Global Innovation and International Funds, may experience more
U.S.)       rapid and extreme changes in value than Funds that invest
Investment  exclusively in securities of U.S. issuers or securities that trade
Risk        exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global Innovation Fund or International
            Fund, invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions
            (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Global Innovation and International Funds may invest significant portions of their assets in emerging market securities.

Currency    Funds that invest directly in foreign currencies or in securities
Risk        that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation and International
            Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S.
            or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies increases risk. Funds, such as the Select
Risk        Growth Fund, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks.
            The Global Innovation and International Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S. Similarly, the Global Innovation and Innovation Funds are vulnerable to events affecting companies which use innovative
                                                                   Prospectus
            technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these Funds normally "concentrate" their investments in those companies. Also, the Funds may from time to time have greater risk because they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services."

Leveraging  The Funds, and in particular the Global Innovation, International
Risk and Tax-Efficient Equity Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest    To the extent that Funds purchase fixed income securities for
Rate Risk   investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Management of the Funds

Investment  PIMCO Advisors serves as the investment adviser and the
Adviser     administrator (serving in its capacity as administrator, the
and         "Administrator") for the Funds. Subject to the supervision of the
Admin-      Board of Trustees, PIMCO Advisors is responsible for managing,
istrator    either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO Advisors and its subsidiary partnerships had more than $261 billion in assets under management.

             PIMCO Advisors has retained investment management firms ("Sub-
            Advisers") to manage each Fund's investments, except that the PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Equity Income, Global Innovation, Growth, Innovation, Opportunity, Renaissance, Select Growth, Target and Value Funds (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity). See "Sub-Advisers" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate
            Sub-Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.
  PIMCO Funds: Multi-Manager Series
35

             For the fiscal year ended June 30, 1999, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                                          Advisory Fees
            ----------------------------------------------------------------
         Capital Appreciation, Equity Income, Mid-Cap
          and Value Funds                                  0.45%
         Growth Fund                                       0.50%
         International and Target Funds                    0.55%
         Select Growth                                     0.57%*
         Renaissance and Small-Cap Value Funds             0.60%
         Innovation and Opportunity Funds                  0.65%

            * On April 1, 2000, the advisory fee rate for the Select Growth
              Fund increased to 0.60% per annum.

             The Global Innovation and Tax-Efficient Equity Funds were not operational during the entire fiscal year ended June 30, 1999. The annual investment advisory fee rates payable by these Funds are as follows (stated as a percentage of the average daily net assets of each Fund taken separately): Global Innovation--1.00%; Tax-Efficient Equity--0.45%.

Admin-      Each Fund pays for the administrative services it requires under a
istrative   fee structure which is essentially fixed. Class A, Class B and
Fees        Class C shareholders of each Fund pay an administrative fee to
            PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO
            Advisors, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Class A, Class B and Class C shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

             For the fiscal year ended June 30, 1999, Class A, B and C
            shareholders of the Funds paid PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):


         Fund                Administrative Fees*
            -----------------------------------------
         International Fund          0.65%
         All Other Funds**           0.40%

            * The Administrative Fee rate for each Fund is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.
            ** The Global Innovation and Tax-Efficient Equity Funds were not operational during the entire fiscal year ended June 30, 1999. Class A, B and C shareholders of these Funds pay administrative fees at the annual rate of 0.60% and 0.40%, respectively, based on average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares up to $2.5 billion, and 0.55% and 0.35%, respectively, based on such average daily net assets in excess of $2.5 billion.

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.


         Sub-Adviser*              Funds
            ----------------------------------------------------------------------------
         PIMCO Equity Advisors     Global Innovation, Equity Income, Growth, Innovation,
         division of PIMCO
         Advisors ("PIMCO Equity
         Advisors")
         1345 Avenue of the        Opportunity, Renaissance, Select Growth,
         Americas, 50th Floor
         New York, NY 10105        Target and Value
            ----------------------------------------------------------------------------
         Cadence Capital           Capital Appreciation and Mid-Cap
         Management ("Cadence")
         Exchange Place, 53 State
         Street
         Boston, MA 02109
            ----------------------------------------------------------------------------
         NFJ Investment Group      Small-Cap Value
         ("NFJ")
         2121 San Jacinto, Suite
         1840
         Dallas, TX 75201
            ----------------------------------------------------------------------------
         Parametric Portfolio      Tax-Efficient Equity
         Associates
         ("Parametric")
         7310 Columbia Center,
         701 Fifth Avenue
         Seattle, WA 98104
            ----------------------------------------------------------------------------
         Blairlogie Capital        International
         Management
         ("Blairlogie")
         4th Floor, 125 Princes
         Street
         Edinburgh EH2 4AD,
         Scotland

            * PIMCO Equity Advisors is a division of PIMCO Advisors. With the exception of Blairlogie, each of the other Sub-Advisers is an affiliated sub-partnership of PIMCO Advisors.
                                                                   Prospectus

            The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO       A division of PIMCO Advisors, PIMCO Equity Advisors provides
Equity      equity-related advisory services to mutual funds and institutional
Advisors    accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

            The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for the Growth, Innovation, Opportunity and Target Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999, and for the Select Growth Fund prior to July 1, 1999. In addition, on or about May 8, 2000, it is expected that PIMCO Equity Advisors will assume the position of Sub-Adviser to the Equity Income and Value Funds from NFJ, the Funds' current Sub-Adviser.


         Fund              Portfolio Managers          Since             Recent Professional Experience
            -------------------------------------------------------------------------------------------
         Equity Income     Kenneth W. Corba            2000*                Managing Director and
                                                                            Chief Investment Officer
                                                                            of PIMCO Equity Advisors
                                                                            and a Member of the
                                                                            Management Board of
                                                                            PIMCO Advisors. Prior to
                                                                            joining PIMCO Advisors,
                                                                            he was with Eagle Asset
                                                                            Management from 1995 to
                                                                            1998, serving in various
                                                                            capacities including as
                                                                            Chief Investment Officer
                                                                            and Portfolio Manager.
                                                                            He was with Stein Roe
                                                                            and Farnham Inc. from
                                                                            1984 to 1995, serving in
                                                                            various capacities
                                                                            including as Director of
                                                                            the Capital Management
                                                                            Group, Senior Vice
                                                                            President and Portfolio
                                                                            Manager.
         Global Innovation Dennis P. McKechnie         1999 (inception)+    Portfolio Manager of
                                                                            PIMCO Equity Advisors.
                                                                            Prior to joining PIMCO
                                                                            Advisors, he was with
                                                                            Columbus Circle
                                                                            Investors from 1991 to
                                                                            1999, where he managed
                                                                            equity accounts and
                                                                            served in various
                                                                            capacities including as
                                                                            Portfolio Manager for
                                                                            the Innovation Fund.
         Growth            Mr. Corba                   1999                 See above.
         Innovation        Mr. McKechnie               1998                 See above.
         Opportunity       Michael F. Gaffney          1999                 Managing Director of
                                                                            PIMCO Equity Advisors,
                                                                            where he manages the
                                                                            Opportunity Fund and
                                                                            other small-cap
                                                                            products. Prior to
                                                                            joining PIMCO Advisors,
                                                                            he was with Alliance
                                                                            Capital Management L.P.
                                                                            from 1993 to 1999,
                                                                            serving in various
                                                                            capacities including as
                                                                            Senior Vice President
                                                                            and Portfolio Manager.
         Renaissance       John K. Schneider           1999                 Senior Portfolio Manager
                                                                            of PIMCO Equity
                                                                            Advisors. Prior to
                                                                            joining PIMCO Advisors,
                                                                            he was a partner and
                                                                            Portfolio Manager of
                                                                            Schneider Capital
                                                                            Management from 1996 to
                                                                            1999, where he managed
                                                                            equity accounts for
                                                                            various institutional
                                                                            clients. Prior to that
                                                                            he was a member of the
                                                                            Equity Policy Committee
                                                                            and Director of Research
                                                                            at Newbold's Asset
                                                                            Management from 1991 to
                                                                            1996.
         Select Growth     Messrs. Corba and Schneider 1999                 See above.
         Target            Mr. Corba                   1999                 See above.
                           Jeff Parker                 1999                 Assistant Portfolio
                                                                            Manager and Research
                                                                            Analyst for PIMCO Equity
                                                                            Advisors. Prior to
                                                                            joining PIMCO Equity
                                                                            Advisors, he managed
                                                                            equity accounts as an
                                                                            Assistant Portfolio
                                                                            Manager at Eagle Asset
                                                                            Management from 1996 to
                                                                            1998. He was a Senior
                                                                            Consultant with Andersen
                                                                            Consulting, specializing
                                                                            in healthcare and
                                                                            technology, from 1991 to
                                                                            1994.
         Value             Mr. Schneider               2000*                See above.

            -------
            * Expected.
            + Prior to PIMCO Advisors and PIMCO Equity Advisors assuming their positions as Adviser and Sub-Adviser, respectively, of the Global Innovation Fund, Mr. McKechnie managed the Fund's portfolio in his capacity as an officer of the Trust.

Cadence An affiliated subpartnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of December 31, 1999 of approximately $6.4 billion.
  PIMCO Funds: Multi-Manager Series
37

             The following individuals at Cadence share primary responsibility for each of the noted Funds.


                                                                           Recent Professional
         Fund                 Portfolio Managers         Since             Experience
            ---------------------------------------------------------------------------------------------
         Capital Appreciation David B. Breed             1991 (Inception)  Managing Director, Chief
                                                                           Executive Officer, Chief
                                                                           Investment Officer and
                                                                           founding partner of
                                                                           Cadence. Member of the
                                                                           Management Board of
                                                                           PIMCO Advisors. He is a
                                                                           research generalist and
                                                                           has lead the team of
                                                                           portfolio managers and
                                                                           analysts since 1988. Mr.
                                                                           Breed has managed
                                                                           separate equity accounts
                                                                           for many institutional
                                                                           clients and has lead the
                                                                           team that manages the
                                                                           PIMCO Funds sub-advised
                                                                           by Cadence since those
                                                                           Funds' inception dates.
                              William B. Bannick         1992              Managing Director and
                                                                           Executive Vice President
                                                                           at Cadence. Mr. Bannick
                                                                           is a research generalist
                                                                           and Senior Portfolio
                                                                           Manager for the Cadence
                                                                           team. He has managed
                                                                           separately managed
                                                                           equity accounts for
                                                                           various Cadence
                                                                           institutional clients
                                                                           and has been a member of
                                                                           the team that manages
                                                                           the PIMCO Funds sub-
                                                                           advised by Cadence since
                                                                           joining Cadence in 1992.
                              Katherine A. Burdon        1993              Managing Director and
                                                                           Senior Portfolio Manager
                                                                           at Cadence. Ms. Burdon
                                                                           is a research generalist
                                                                           and has managed
                                                                           separately managed
                                                                           equity accounts for
                                                                           various Cadence
                                                                           institutional clients
                                                                           and has been a member of
                                                                           the team that manages
                                                                           the PIMCO Funds sub-
                                                                           advised by Cadence since
                                                                           joining Cadence in 1993.
                              Peter B. McManus           1994              Director, Account
                                                                           Management at Cadence.
                                                                           He has been a member of
                                                                           the investment team at
                                                                           Cadence and handles
                                                                           client relationships of
                                                                           separately managed
                                                                           accounts, and has been a
                                                                           member of the team that
                                                                           manages the PIMCO Funds
                                                                           sub-advised by Cadence
                                                                           since joining Cadence in
                                                                           1994. Previously, he
                                                                           served as a Vice
                                                                           President of Bank of
                                                                           Boston from 1991 to
                                                                           1994.
         Mid-Cap              Messrs. Breed, Bannick and Same as Capital   See above.
                              McManus and Ms. Burdon     Appreciation Fund



NFJ An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ
            Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of December 31, 1999 of approximately $2.1 billion.

             The following individuals at NFJ share primary responsibility for the noted Fund.


         Fund                 Portfolio Managers         Since             Recent Professional Experience
            ---------------------------------------------------------------------------------------------
         Small-Cap Value      Chris Najork               1991 (Inception)  Managing Director and
                                                                           founding partner of NFJ.
                                                                           He has 30 years"
                                                                           experience encompassing
                                                                           equity research and
                                                                           portfolio management.
                                                                           Prior to the formation
                                                                           of NFJ in 1989, he was a
                                                                           Senior Vice President,
                                                                           Senior Portfolio Manager
                                                                           and analyst at
                                                                           NationsBank, which he
                                                                           joined in 1974.
                              Benno J. Fischer           1991 (Inception)  Managing Director and
                                                                           founding partner of NFJ.
                                                                           He has 32 years"
                                                                           experience in portfolio
                                                                           management, investment
                                                                           analysis and research.
                                                                           Prior to the formation
                                                                           of NFJ in 1989, he was
                                                                           Chief Investment Officer
                                                                           (institutional and fixed
                                                                           income), Senior Vice
                                                                           President and Senior
                                                                           Portfolio Manager at
                                                                           NationsBank, which he
                                                                           joined in 1971. Prior to
                                                                           joining NationsBank, Mr.
                                                                           Fischer was a securities
                                                                           analyst at Chase
                                                                           Manhattan Bank and
                                                                           Clark, Dodge.
                              Paul A. Magnuson           1995              Principal at NFJ. He is
                                                                           a Portfolio Manager and
                                                                           Senior Research Analyst
                                                                           with 14 years'
                                                                           experience in equity
                                                                           analysis and portfolio
                                                                           management. Prior to
                                                                           joining NFJ in 1992, he
                                                                           was an Assistant Vice
                                                                           President at
                                                                           NationsBank, which he
                                                                           joined in 1985. Within
                                                                           the Trust Investment
                                                                           Quantitative Services
                                                                           Division of NationsBank,
                                                                           he was responsible for
                                                                           equity analytics and
                                                                           structured fund
                                                                           management.
            An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987.
            Accounts managed by Parametric had combined assets as of December
            31, 1999 of approximately $4.1 billion.


Parametric
                                                                   Prospectus

             The following individuals at Parametric share primary
            responsibility for the Tax-Efficient Equity Fund.


         Fund          Portfolio Managers Since            Recent Professional Experience
            -----------------------------------------------------------------------------
         Tax-Efficient    David Stein     1998 (Inception)    Managing Director of
         Equity                                               Parametric. He also
                                                              serves as a Senior
                                                              Portfolio
                                                              Manager of PIMCO Equity
                                                              Advisors. He has been
                                                              with Parametric since
                                                              1996
                                                              where he leads the
                                                              investment, research and
                                                              product development
                                                              activities.
                                                              Previously, he served in
                                                              Investment Research at
                                                              GTE Corporation from
                                                              1995
                                                              to 1996, in Equity
                                                              Research at Vanguard
                                                              Group from 1994 to 1995
                                                              and in
                                                              Investment Research at
                                                              IBM Corporation from
                                                              1977 to 1994.
                          Tom Seto        1998 (Inception)    Vice President and
                                                              Portfolio Manager of
                                                              Parametric. Since
                                                              joining Parametric
                                                              in 1998, he has been
                                                              responsible for
                                                              management of
                                                              Parametric's active U.S.
                                                              equity strategies and
                                                              has managed structured
                                                              equity portfolios.
                                                              Previously, he
                                                              was with Barclays Global
                                                              Investors from 1991 to
                                                              1998, serving in various
                                                              capacities including as
                                                              head of U.S. Equity
                                                              Index Investments and
                                                              Portfolio
                                                              Manager.

Blairlogie  Blairlogie provides advisory services to mutual funds and institutional accounts. Blairlogie Capital Management Ltd., the predecessor investment adviser to Blairlogie, commenced operations in 1992. Accounts managed by Blairlogie had combined assets as of December 31, 1999 of approximately $1.4 billion.

             Blairlogie is an indirect majority-owned subsidiary of the
            Alleghany Corporation, and is not an affiliate of PIMCO Advisors.
            Blairlogie was formerly an affiliated sub-partnership of PIMCO
            Advisors. On April 30, 1999, PIMCO Advisors sold all of its ownership interest in Blairlogie to subsidiaries of the Alleghany
            Corporation. PIMCO Advisors retained Blairlogie as the Sub-Adviser of the International Fund both prior and subsequent to this transaction.

             The following individual at Blairlogie has primary responsibility for the International Fund.


         Fund          Portfolio Manager  Since            Recent Professional Experience
            -----------------------------------------------------------------------------
         International    James Smith     1994                Chief Investment Officer
                                                              of Blairlogie since
                                                              1992, responsible for
                                                              setting investment
                                                              policy, asset
                                                              allocation, managing the
                                                              investment team and
                                                              stock selection in Latin
                                                              America.


Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stanford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.
  PIMCO Funds: Multi-Manager Series
39

            Investment Options -- Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     . You pay an initial sales charge of up to 5.50% when you buy
Shares Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or
              Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC")
              when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase.
              The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     . You do not pay an initial sales charge when you buy Class B
Shares        shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     . You do not pay an initial sales charge when you buy Class C
Shares shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares.
              Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Funds is the net asset
Charges--   value ("NAV") of the shares plus an initial sales charge. The
Class A     initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.
                                                                   Prospectus

            All Funds

                                 Initial Sales Charge      Initial Sales Charge
         Amount of               as % of Net               as % of Public
         Purchase                Amount Invested           Offering Price
            -------------------------------------------------------------------
         $0-$49,999              5.82%                     5.50%
            -------------------------------------------------------------------
         $50,000-$99,999         4.71%                     4.50%
            -------------------------------------------------------------------
         $100,000-$249,999       3.63%                     3.50%
            -------------------------------------------------------------------
         $250,000-$499,999       2.56%                     2.50%
            -------------------------------------------------------------------
         $500,000-$999,999       2.04%                     2.00%
            -------------------------------------------------------------------
         $1,000,000 +            0.00%*                    0.00%*
            -------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

-------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)
-- Class
B and
Class C
Shares


Class B  Years Since Purchase    Percentage Contingent
Shares   Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
         First                   5
            -------------------------------------------------------------------
         Second                  4
            -------------------------------------------------------------------
         Third                   3
            -------------------------------------------------------------------
         Fourth                  3
            -------------------------------------------------------------------
         Fifth                   2
            -------------------------------------------------------------------
         Sixth                   1
            -------------------------------------------------------------------
         Seventh                 0*
            -------------------------------------------------------------------

            *After the seventh year, Class B shares convert into Class A shares.

Class C  Years Since Purchase    Percentage Contingent
Shares   Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
         First                   1
            -------------------------------------------------------------------
         Thereafter              0
            -------------------------------------------------------------------

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000 or more
Class A     of Class A shares (and, thus, pay no initial sales charge) will be
Shares      subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See
            "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Calculated  redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

            For instance, the following example illustrates the operation of the Class B CDSC:

            . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

  PIMCO Funds: Multi-Manager Series
41

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
Distri-     The Funds pay fees to the Distributor on an ongoing basis as bution and  compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with the sale and distribution of
(12b-1)     Fund shares ("distribution fees") and/or in connection with
Plans       personal services rendered to Fund shareholders and the
            maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                      Servicing                                     Distribution
         All Funds                    Fee                                           Fee
            ------------------------------------------------------------------------------------
         Class A                      0.25%                                         None
            ------------------------------------------------------------------------------------
         Class B                      0.25%                                         0.75%
            ------------------------------------------------------------------------------------
         Class C                      0.25%                                         0.75%
            ------------------------------------------------------------------------------------

             Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Global Innovation and International Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
                                                                   Prospectus

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO       More detailed information about the Trust's purchase, sale and
Funds       exchange arrangements for Fund shares is provided in the PIMCO
Share-      Funds Shareholders' Guide, which is included in the Statement of
holders'    Additional Information and can be obtained free of charge from the
Guide       Distributor by written request or by calling 1-800-426-0107. The
            Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

            . Automated telephone and wire transfer procedures
            . Automatic purchase, exchange and withdrawal programs
            . Programs that establish a link from your Fund account to your bank account
            . Special arrangements for tax-qualified retirement plans
            . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
            . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation When you buy shares of the Funds, you pay a price equal to the NAV
of Share    of the shares, plus any applicable sales charge. When you sell
Price and   (redeem) shares, you receive an amount equal to the NAV of the
Redemption  shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock
            Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying      You can buy Class A, Class B or Class C shares of the Funds in the
Shares      following ways:

             . Through your broker, dealer or other financial intermediary.
               Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

  PIMCO Funds: Multi-Manager Series
43

             . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                    PIMCO Funds Distributors LLC
                                    P.O. Box 9688
                                    Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment  The following investment minimums apply for purchases of Class A,
Minimums    Class B and Class C shares.

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Fund                        $100 per Fund

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small       Because of the disproportionately high costs of servicing accounts
Account     with low balances, if you have a direct account with the
Fee         Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and
            Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money
            Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least
            $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Funds of maintaining small
Account     accounts, you are asked to maintain an account balance in each
Size        Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  Except as provided below and/or in the applicable Funds' or
Shares series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds:
            Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by


                                                                   Prospectus
            the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceeding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

              . Exchange Limitations. Until July 3, 2000, shareholders will not be permitted to exchange their shares of any Fund or series of the Trust or of PIMCO Funds: Pacific Investment Management Series for shares of the Global Innovation Fund, although investors will be permitted to exchange their shares of the Global Innovation Fund for shares of the same class of any other Fund or series of the Trust or of PIMCO Funds: Pacific Investment Management Series. This restriction may be changed or eliminated at any time at the discretion of the Distributor.

             The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Funds in the following ways:

              . Through your broker, dealer or other financial intermediary.
            Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request.
            Written redemption or
  PIMCO Funds: Multi-Manager Series
45
             transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

              If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

              The Guide describes a number of additional ways you can redeem your shares, including:

                . Telephone requests to the Transfer Agent
                . PIMCO Funds Automated Telephone System (ATS)
                . Expedited wire transfers
                . Automatic Withdrawal Plan
                . PIMCO Funds Fund Link

              Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

              Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

              Redemptions of Fund shares may be suspended when trading on the
             New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of    Redemption proceeds will normally be mailed to the redeeming
Redemption   shareholder within seven calendar days or, in the case of wire
Payments     transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions  The Trust had agreed to redeem shares of each Fund solely in cash
In Kind up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated If you are redeeming shares for which certificates have been
Shares issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.


                                                                   Prospectus

Signature   When a signature guarantee is called for, you should have
Guarantee   "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The
            Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented
            Prospectus.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

          Fund                            At Least Annually     Quarterly
            -------------------------------------------------------------
          Equity Income, Renaissance and                            .
           Value Funds
            -------------------------------------------------------------
          All other Funds                        .
            -------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

             . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

             . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

             If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

            Tax Consequences

             . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

  PIMCO Funds: Multi-Manager Series
47

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

             . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             . A Note on the Tax-Efficient Equity Fund. The Tax-Efficient
            Equity Fund utilizes a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Fund generally seeks to minimize realized gains and, when realizing gains, attempts to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Fund attempts to minimize taxable distributions, it may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

             . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the Global Innovation and International Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

             This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies
             The Capital Appreciation, Mid-Cap and Tax-Efficient Equity Funds
            intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in



                                                                   Prospectus
            response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

             Under normal circumstances, the Small-Cap Value Fund intends to be fully invested in common stocks (aside from cash management practices), except that the Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Equity Income, Global Innovation, Growth, Innovation, International, Opportunity, Renaissance, Select Growth, Target and Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The International Fund may also hold up to 100% of its assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies   Each of the Funds may invest in securities of companies with
With        market capitalizations that are small compared to other publicly
Smaller     traded companies. The Opportunity and Small-Cap Value Funds invest
Market      primarily in smaller companies and are especially sensitive to the
Capital-    risks described below. In addition, the Global Innovation and
izations    Innovation Funds generally have substantial exposure to these risks. The Mid-Cap and Target Funds also have significant exposure to these risks because they invest primarily in companies with medium-sized market capitalizations, which are smaller than the largest companies.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

             The Funds may purchase securities in initial public offerings
            (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. A Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs.

Foreign     The International Fund normally invests principally in securities
Securities  of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Global
            Innovation Fund will invest in the securities of



  PIMCO Funds: Multi-Manager Series
49
            issuers located in at least three countries (one of which may be the United States). The Equity Income, Growth, Innovation, Opportunity, Renaissance, Select Growth, Target and Value Funds may invest up to 15% of their respective assets in foreign securities.

             All of the Funds may invest in American Depository Receipts
            ("ADRs"). In addition, the Equity Income, Global Innovation, Growth, Innovation, International, Opportunity, Renaissance, Select Growth, Target and Value Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging    Each of the Funds that may invest in foreign securities may invest
Market      in securities of issuers based in or that trade principally in
Securities  countries with developing (or "emerging market") economies. The
            Global Innovation and International Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. The Global Innovation and International Funds may invest a portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European
                                                                   Prospectus
            issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global Innovation and International Funds are particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Equity Income, Global
            Innovation, Growth, Innovation, International, Opportunity, Renaissance, Select Growth, Target and Value Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation and International Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The Global Innovation and International Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation and International Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.
  PIMCO Funds: Multi-Manager Series
51

Derivatives Each Fund (except the Capital Appreciation, Mid-Cap and Small-Cap
            Value Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

             Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Equity Income, Global Innovation, Growth, Innovation, International, Opportunity, Renaissance, Select Growth, Target, Tax-Efficient Equity and Value Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Tax-Efficient Equity Fund may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.
                                                                   Prospectus

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-     The International Fund may invest up to 5% of its assets in
Linked      equity-linked securities. Equity-linked securities are privately
Securities  issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security.
            Equity-linked securities may be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Trans-      settlement date. This risk is in addition to the risk that the
actions     Fund's


  PIMCO Funds: Multi-Manager Series
53
            other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
And Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment  The International Fund may invest up to 10% of its assets in
in Other    securities of other investment companies, such as closed-end
Investment  management investment companies, or in pooled accounts or other
Companies   investment vehicles which invest in foreign markets. Each of the other Funds may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio   With the exception of the Tax-Efficient Equity Fund, the length of
Turnover    time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes     The investment objective of each of the Global Innovation, Growth,
in          Innovation, International, Opportunity, Renaissance, Select
Investment Growth, Target and Tax-Efficient Equity 25 Funds described in this Objectives Prospectus may be changed by the Board of Trustees without
and         shareholder approval. The investment objective of each other Fund
Policies    is fundamental and may not be changed without shareholder
            approval. Unless otherwise stated in the Statement of Additional
            Information, all investment policies of the

                                                                   Prospectus

            Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New Funds   In addition to the risks described under "Summary of Principal
            Risks" above and in this section, the Global Innovation Fund is newly formed and therefore has no history upon which investors can evaluate its likely performance. Accordingly, there can be no assurance that the Fund will achieve its investment objective.
            Also, it is possible that the Fund may invest in securities offered in initial public offerings and other similar transactions which, because of the Fund's size, have a disproportionate impact on the Fund's performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.
  PIMCO Funds: Multi-Manager Series
55

                      (This page left blank intentionally)




                                                                   Prospectus

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. Except as provided in the next sentence, this information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The information for the Target Fund for the period ended December 31, 1999 is included in the Trust's semi-annual report to shareholders, and is unaudited. The annual report and semi-annual report are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

             The information provided for each of the Growth, Innovation,
            International, Opportunity, Renaissance and Target Funds reflects the operational history of a corresponding series of PIMCO Advisors Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganizations, these Funds changed their fiscal year ends from September 30 to June 30. The expense ratios provided for these Funds for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Advisors Funds previously in effect which differ from the current fee arrangements of the Trust. The Global Innovation and Select Growth Funds did not offer Class A, B or C shares during the periods ended June 30, 1999.

 Year or                                         Net Realized/                  Dividends  Dividends in  Distributions
 Period           Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
 Ended            Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
                  of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
-------------------------------------------------------------------------------------------------------------------------
Capital Appreci-
 ation Fund
 Class A
 06/30/99              $26.01         $0.06 (a)       $2.33 (a)       $2.39       $(0.10)       $0.00          $(1.65)
 06/30/98               21.16          0.07 (a)        6.55 (a)        6.62        (0.09)        0.00           (1.68)
 01/20/97-
  06/30/97              19.31          0.09            1.76            1.85         0.00         0.00            0.00
 Class B
 06/30/99               25.75         (0.13)(a)        2.32 (a)        2.19         0.00         0.00           (1.65)
 06/30/98               21.10         (0.11)(a)        6.51 (a)        6.40        (0.07)        0.00           (1.68)
 01/20/97-
  06/30/97              19.31          0.01            1.78            1.79         0.00         0.00            0.00
 Class C
 06/30/99               25.78         (0.13)(a)        2.31 (a)        2.18         0.00         0.00           (1.65)
 06/30/98               21.10         (0.12)(a)        6.53 (a)        6.41        (0.05)        0.00           (1.68)
 01/20/97-
  06/30/97              19.31          0.02            1.77            1.79         0.00         0.00            0.00
 Year or          Distributions
 Period           in Excess of
 Ended            Net Realized
                  Capital Gains
-------------------------------------------------------------------------------------------------------------------------
Capital Appreci-
 ation Fund
 Class A
 06/30/99              $0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class B
 06/30/99               0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class C
 06/30/99               0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00

Equity Income
 Fund (i)
 Class A
 06/30/99              $16.04         $0.39 (a)       $1.29 (a)       $1.68       $(0.38)       $0.00          $(1.76)
 06/30/98               15.39          0.39 (a)        2.73 (a)        3.12        (0.38)        0.00           (2.09)
 01/20/97-
  06/30/97              13.94          0.15            1.48            1.63        (0.18)        0.00            0.00
 Class B
 06/30/99               15.99          0.28 (a)        1.27 (a)        1.55        (0.28)        0.00           (1.76)
 06/30/98               15.37          0.26 (a)        2.73 (a)        2.99        (0.28)        0.00           (2.09)
 01/20/97-
  06/30/97              13.94          0.11            1.48            1.59        (0.16)        0.00            0.00
 Class C
 06/30/99               16.01          0.27 (a)        1.27 (a)        1.54        (0.27)        0.00           (1.76)
 06/30/98               15.37          0.26 (a)        2.74 (a)        3.00        (0.27)        0.00           (2.09)
 01/20/97-
  06/30/97              13.94          0.11            1.48            1.59        (0.16)        0.00            0.00
Equity Income
 Fund (i)
 Class A
 06/30/99              $0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class B
 06/30/99               0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class C
 06/30/99               0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00

Growth Fund (ii)
 Class A
 06/30/99              $32.62        $(0.14)(a)       $5.56 (a)       $5.42        $0.00        $0.00          $(3.92)
 06/30/98               27.03         (0.08)(a)        9.99 (a)        9.91         0.00         0.00           (4.32)
 10/01/96-
  06/30/97              26.58          0.69            3.27            3.96         0.00         0.00           (3.51)
 09/30/96               25.73          0.06            3.72            3.78         0.00         0.00           (2.93)
 09/30/95               22.01          0.12            4.79            4.91         0.00         0.00           (1.19)
 09/30/94               23.64          0.12            0.12            0.24         0.00         0.00           (1.87)
 Class B
 06/30/99               30.34         (0.35)(a)        5.08 (a)        4.73         0.00         0.00           (3.92)
 06/30/98               25.59         (0.28)(a)        9.35 (a)        9.07         0.00         0.00           (4.32)
 10/01/96-
  06/30/97              25.46          0.35            3.29            3.64         0.00         0.00           (3.51)
 09/30/96               24.94         (0.07)           3.52            3.45         0.00         0.00           (2.93)
 05/23/95-
  09/30/95              22.63         (0.03)           2.34            2.31         0.00         0.00            0.00
Growth Fund (ii)
 Class A
 06/30/99              $0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 09/30/95               0.00
 09/30/94               0.00
 Class B
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 05/23/95-
  09/30/95              0.00

-------
  *   Annualized
 (a) Per share amounts based upon average number of shares outstanding during the period.
 (i) The information provided for the Equity Income Fund reflects the results of operations under NFJ Investment Group ("NFJ") as the Fund's Sub-Adviser. NFJ is expected to be replaced by the PIMCO Equity Advisors division of PIMCO Advisors ("PIMCO Equity Advisors") as the Sub-Adviser to the Fund on or about May 8, 2000. The Fund would not necessarily have achieved the results shown had PIMCO Equity Advisors been the Fund's Sub-Adviser during the periods shown.
 (ii) The information provided for the Growth Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

  PIMCO Funds: Multi-Manager Series
57

                                                                                    Ratio of Net
                                                                       Ratio of      Investment
Tax Basis                   Net Asset                                 Expenses to Income (Loss) to
Return of        Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital     Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
----------------------------------------------------------------------------------------------------------------

    $0.00        $(1.75)       $26.65       10.14%        $91,296         1.10%          0.24%            120%
     0.00         (1.77)        26.01       32.39          72,803         1.10           0.27              75
     0.00          0.00         21.16        9.58           6,534         1.11*          0.59*             87
     0.00         (1.65)        26.29        9.39          55,094         1.85          (0.52)            120
     0.00         (1.75)        25.75       31.39          40,901         1.85          (0.47)             75
     0.00          0.00         21.10        9.27           3,022         1.85*         (0.26)*            87
     0.00         (1.65)        26.31        9.34          81,097         1.85          (0.52)            120
     0.00         (1.73)        25.78       31.40          71,481         1.85          (0.49)             75
     0.00          0.00         21.10        9.27          13,093         1.86*         (0.23)*            87


    $0.00        $(2.14)       $15.58       12.26%        $17,342         1.10%          2.64%             76%
     0.00         (2.47)        16.04       21.35          12,954         1.11           2.39              45
     0.00         (0.18)        15.39       11.77           1,756         1.13*          2.85*             45

     0.00         (2.04)        15.50       11.35          21,732         1.85           1.89              76
     0.00         (2.37)        15.99       20.47          15,178         1.85           1.63              45
     0.00         (0.16)        15.37       11.45           2,561         1.87*          2.11*             45

     0.00         (2.03)        15.52       11.28          26,016         1.85           1.86              76
     0.00         (2.36)        16.01       20.51          23,122         1.85           1.60              45
     0.00         (0.16)        15.37       11.42           6,624         1.87*          2.15*             45



    $0.00        $(3.92)       $34.12       18.65%       $227,638         1.16%         (0.44)%           131%
     0.00         (4.32)        32.62       41.03         180,119         1.16          (0.27)            123
     0.00         (3.51)        27.03       15.93         147,276         1.11*          0.13*             94
     0.00         (2.93)        26.58       16.11         151,103         1.11           0.24             104
     0.00         (1.19)        25.73       23.70         134,819         1.10           0.50             111
     0.00         (1.87)        22.01        1.30         107,269         1.10           0.60             115

     0.00         (3.92)        31.15       17.72         133,850         1.90          (1.19)            131
     0.00         (4.32)        30.34       39.97          80,719         1.91          (1.02)            123
     0.00         (3.51)        25.59       15.32          55,626         1.86*         (0.62)*            94
     0.00         (2.93)        25.46       15.22          37,256         1.86          (0.51)            104
     0.00          0.00         24.94       10.20           7,671         1.90*         (0.40)*           111

                                                                   Prospectus

 Year or                                         Net Realized/                  Dividends  Dividends in  Distributions
  Period          Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
  Ended           Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
                  of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
-------------------------------------------------------------------------------------------------------------------------
Growth Fund
 (Cont.)
 Class C
 06/30/99              $30.33        $(0.35)(a)       $5.09 (a)       $4.74        $0.00        $0.00          $(3.92)
 06/30/98               25.58         (0.28)(a)        9.35 (a)        9.07         0.00         0.00           (4.32)
 10/01/96-
  06/30/97              25.46          0.45            3.18            3.63         0.00         0.00           (3.51)
 09/30/96               24.94         (0.12)           3.57            3.45         0.00         0.00           (2.93)
 09/30/95               21.52         (0.04)           4.65            4.61         0.00         0.00           (1.19)
 09/30/94               23.32         (0.04)           0.11            0.07         0.00         0.00           (1.87)
 Year or          Distributions
  Period          in Excess of
  Ended           Net Realized
                  Capital Gains
-------------------------------------------------------------------------------------------------------------------------
Growth Fund
 (Cont.)
 Class C
 06/30/99              $0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 09/30/95               0.00
 09/30/94               0.00

Innovation Fund
 (iii)
 Class A
 06/30/99              $24.28        $(0.28)(a)      $14.72 (a)      $14.44        $0.00        $0.00          $(1.26)
 06/30/98               17.43         (0.19)(a)        8.21 (a)        8.02         0.00         0.00           (0.99)
 10/01/96-
  06/30/97              17.26          0.07            0.36            0.43         0.00         0.00           (0.26)
 9/30/96                14.74         (0.07)           2.94            2.87         0.00         0.00           (0.35)
 12/22/94-
  9/30/95               10.00         (0.06)           4.80            4.74         0.00         0.00            0.00
 Class B
 06/30/99               23.60         (0.49)(a)       14.24 (a)       13.75         0.00         0.00           (1.26)
 06/30/98               17.10         (0.33)(a)        8.00 (a)        7.67         0.00         0.00           (0.99)
 10/01/96-
  06/30/97              17.04         (0.03)           0.35            0.32         0.00         0.00           (0.26)
 9/30/96                14.66         (0.11)           2.84            2.73         0.00         0.00           (0.35)
 5/22/95-
  9/30/95               11.81         (0.08)           2.93            2.85         0.00         0.00            0.00
 Class C
 06/30/99               23.59         (0.48)(a)       14.23 (a)       13.75         0.00         0.00           (1.26)
 06/30/98               17.09         (0.33)(a)        8.00 (a)        7.67         0.00         0.00           (0.99)
 10/01/96-
  06/30/97              17.04         (0.02)           0.33            0.31         0.00         0.00           (0.26)
 9/30/96                14.65         (0.15)           2.89            2.74         0.00         0.00           (0.35)
 12/22/94-
  9/30/95               10.00         (0.13)           4.78            4.65         0.00         0.00            0.00
Innovation Fund
 (iii)
 Class A
 06/30/99              $0.00
 06/30/98              (0.18)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 12/22/94-
  9/30/95               0.00
 Class B
 06/30/99               0.00
 06/30/98              (0.18)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 5/22/95-
  9/30/95               0.00
 Class C
 06/30/99               0.00
 06/30/98              (0.18)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 12/22/94-
  9/30/95               0.00

International
 Fund (iv)
 Class A
 06/30/99              $14.33         $0.01 (a)      $(0.74)(a)      $(0.73)       $0.00        $0.00          $(1.15)
 06/30/98               14.26          0.06 (a)        1.13 (a)        1.19         0.00         0.00           (0.82)
 10/01/96-
  06/30/97              13.03          0.29            1.33            1.62         0.00         0.00           (0.39)
 9/30/96                12.19          0.07            0.77            0.84         0.00         0.00            0.00
 9/30/95                12.92          0.07           (0.56)          (0.49)        0.00         0.00           (0.24)
 9/30/94                12.17          0.04            0.94            0.98         0.00         0.00           (0.23)
 Class B
 06/30/99               13.46         (0.08)(a)       (0.72)(a)       (0.80)        0.00         0.00           (1.15)
 06/30/98               13.56         (0.05)(a)        1.07 (a)        1.02         0.00         0.00           (0.82)
 10/01/96-
  06/30/97              12.48          0.16            1.31            1.47         0.00         0.00           (0.39)
 9/30/96                11.75          0.00 (a)        0.73 (a)        0.73         0.00         0.00            0.00
 5/22/95-
  9/30/95               11.30          0.00            0.45            0.45         0.00         0.00            0.00
 Class C
 06/30/99               13.45         (0.09)(a)       (0.71)(a)       (0.80)        0.00         0.00           (1.15)
 06/30/98               13.55         (0.06)(a)        1.08 (a)        1.02         0.00         0.00           (0.82)
 10/01/96-
  06/30/97              12.47          0.18            1.29            1.47         0.00         0.00           (0.39)
 9/30/96                11.75         (0.05)           0.77            0.72         0.00         0.00            0.00
 9/30/95                12.56         (0.02)          (0.55)          (0.57)        0.00         0.00           (0.24)
 9/30/94                11.92         (0.06)           0.93            0.87         0.00         0.00           (0.23)
International
 Fund (iv)
 Class A
 06/30/99              $0.00
 06/30/98              (0.30)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 9/30/95                0.00
 9/30/94                0.00
 Class B
 06/30/99               0.00
 06/30/98              (0.30)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 5/22/95-
  9/30/95               0.00
 Class C
 06/30/99               0.00
 06/30/98              (0.30)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 9/30/95                0.00
 9/30/94                0.00

Mid-Cap Fund (v)
 Class A
 06/30/99              $24.00         $0.03 (a)      $(0.13)(a)      $(0.10)      $(0.01)       $0.00          $(1.07)
 06/30/98               20.24          0.02 (a)        5.11 (a)        5.13        (0.04)        0.00           (1.33)
 01/13/97-
  06/30/97              18.14         (0.04)           2.14            2.10         0.00         0.00            0.00
 Class B
 06/30/99               23.77         (0.13)(a)       (0.14)(a)       (0.27)        0.00         0.00           (1.07)
 06/30/98               20.17         (0.16)(a)        5.09 (a)        4.93         0.00         0.00           (1.33)
 01/13/97-
  06/30/97              18.14         (0.11)           2.14            2.03         0.00         0.00            0.00
Mid-Cap Fund (v)
 Class A
 06/30/99              $0.00
 06/30/98               0.00
 01/13/97-
  06/30/97              0.00
 Class B
 06/30/99               0.00
 06/30/98               0.00
 01/13/97-
  06/30/97              0.00

-------
  *     Annualized
 (a) Per share amounts based upon average number of shares outstanding during the period.
 (b) Ratio of expenses to average net assets excluding interest expense is 1.45%.
 (c) Ratio of expenses to average net assets excluding interest expense is 2.20%.
 (d) Ratio of expenses to average net assets excluding interest expense is 2.20%.
 (iii) The information provided for the Innovation Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
 (iv) The information provided for the International Fund reflects results of operations under the Fund's former Sub-Advisers through November 15, 1994; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
 (v)    Formerly the Mid-Cap Growth Fund.

  PIMCO Funds: Multi-Manager Series
59

                                                                                      Ratio of Net
                                                                       Ratio of        Investment
Tax Basis                   Net Asset                                 Expenses to   Income (Loss) to
Return of        Total     Value End of               Net Assets End  Average Net     Average Net      Portfolio
 Capital     Distributions    Period    Total Return of Period (000s)   Assets           Assets      Turnover Rate
------------------------------------------------------------------------------------------------------------------

   $ 0.00        $(3.92)       $31.15       17.76 %      $2,064,450       1.90%           (1.18)%           131%
     0.00         (4.32)        30.33       39.99         1,853,002       1.91            (1.02)            123
     0.00         (3.51)        25.58       15.27         1,514,432       1.86*           (0.61)*            94
     0.00         (2.93)        25.46       15.22         1,450,216       1.86            (0.51)            104
     0.00         (1.19)        24.94       22.80         1,290,152       1.90            (0.20)            111
     0.00         (1.87)        21.52        0.50         1,085,427       1.90            (0.20)            115


    $0.00        $(1.26)       $37.46       61.36 %        $313,946       1.30%           (0.90)%           119%
     0.00         (1.17)        24.28       48.10            85,800       1.31            (0.94)            100
     0.00         (0.26)        17.43        2.41            56,215       1.28*           (0.68)*            80
     0.00         (0.35)        17.26       19.86            50,067       1.31            (0.61)            123
     0.00          0.00         14.74       47.40            28,239       1.40*           (0.60)*            86

     0.00         (1.26)        36.09       60.17           351,876       2.05            (1.64)            119
     0.00         (1.17)        23.60       46.95            81,130       2.06            (1.69)            100
     0.00         (0.26)        17.10        1.79            51,472       2.03*           (1.43)*            80
     0.00         (0.35)        17.04       18.99            33,778       2.06            (1.36)            123
     0.00          0.00         14.66       24.10             6,509       2.30*           (1.70)*            86

     0.00         (1.26)        36.08       60.20           580,251       2.05            (1.65)            119
     0.00         (1.17)        23.59       46.97           219,258       2.06            (1.69)            100
     0.00         (0.26)        17.09        1.73           162,889       2.03*           (1.43)*            80
     0.00         (0.35)        17.04       19.08           137,752       2.06            (1.36)            123
     0.00          0.00         14.65       46.50            63,952       2.20*           (1.40)*            86

    $0.00        $(1.15)       $12.45       (4.31)%         $18,865       1.55%(b)         0.05%             55%
     0.00         (1.12)        14.33        9.95            12,510       1.48             0.41              60
     0.00         (0.39)        14.26       12.82            18,287       1.51*            0.58*             59
     0.00          0.00         13.03        6.89            20,056       1.41             0.49             110
     0.00         (0.24)        12.19       (3.70)           17,951       1.50             0.60             170
     0.00         (0.23)        12.92        8.20            23,289       1.40             0.30              55

     0.00         (1.15)        11.51       (5.15)            9,478       2.29 (c)        (0.67)             55
     0.00         (1.12)        13.46        9.17             8,956       2.22            (0.37)             60
     0.00         (0.39)        13.56       12.17             8,676       2.26*            0.18*             59
     0.00          0.00         12.48        6.21             5,893       2.16            (0.26)            110
     0.00          0.00         11.75        4.00               503       2.30*           (0.10)*           170

     0.00         (1.15)        11.50       (5.15)          101.320       2.30 (d)        (0.75)             55
     0.00         (1.12)        13.45        9.18           132,986       2.22            (0.43)             60
     0.00         (0.39)        13.55       12.18           168,446       2.25*           (0.25)*            59
     0.00          0.00         12.47        6.13           203,544       2.16            (0.26)            110
     0.00         (0.24)        11.75       (4.50)          215,349       2.20            (0.20)            170
     0.00         (0.23)        12.56        7.40           294,492       2.20            (0.50)             55



    $0.00        $(1.08)       $22.82       (0.13)%        $124,680       1.10%            0.15%             85%
     0.00         (1.37)        24.00       25.71            57,164       1.11             0.07              66
     0.00          0.00         20.24       11.58            12,184       1.11*            0.17*             82

     0.00         (1.07)        22.43       (0.86)           84,698       1.85            (0.62)             85
     0.00         (1.33)        23.77       24.76            84,535       1.86            (0.68)             66
     0.00          0.00         20.17       11.19            28,259       1.85*           (0.58)*            82

                                                                   Prospectus

 Year or                                         Net Realized/                  Dividends  Dividends in  Distributions
  Period          Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
  Ended           Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
                  of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
-------------------------------------------------------------------------------------------------------------------------
 Year or          Distributions
  Period          in Excess of
  Ended           Net Realized
                  Capital Gains
-------------------------------------------------------------------------------------------------------------------------

Mid-Cap Fund
 (Cont.)
 Class C
 06/30/99              $23.77        $(0.13)(a)      $(0.13)(a)      $(0.26)       $0.00        $0.00          $(1.07)
 06/30/98               20.18         (0.16)(a)        5.08 (a)        4.92         0.00         0.00           (1.33)
 01/13/97-
  06/30/97              18.14         (0.10)           2.14            2.04         0.00         0.00            0.00
Mid-Cap Fund
 (Cont.)
 Class C
 06/30/99              $0.00
 06/30/98               0.00
 01/13/97-
  06/30/97              0.00

Opportunity Fund
 (vi)
 Class A
 06/30/99              $31.33        $(0.21)(a)       $0.46 (a)       $0.25        $0.00        $0.00          $(4.62)
 06/30/98               29.35         (0.27)(a)        4.19 (a)        3.92         0.00         0.00           (1.94)
 10/01/96-
  06/30/97              37.36          0.00           (3.10)          (3.10)        0.00         0.00           (4.91)
 09/30/96               39.08         (0.11)           6.12            6.01         0.00         0.00           (7.73)
 09/30/95               28.87         (0.11)          11.19           11.08         0.00         0.00           (0.87)
 09/30/94               33.43         (0.17)          (2.02)          (2.19)        0.00         0.00           (2.26)
 Class B
 03/31/99-
  06/30/99              21.40         (0.09)(a)        2.89 (a)        2.80         0.00         0.00            0.00
 Class C
 06/30/99               28.86         (0.37)(a)        0.32 (a)       (0.05)        0.00         0.00           (4.62)
 06/30/98               27.38         (0.46)(a)        3.88 (a)        3.42         0.00         0.00           (1.94)
 10/01/96-
  06/30/97              35.38         (0.04)          (3.05)          (3.09)        0.00         0.00           (4.91)
 09/30/96               37.64         (0.35)           5.82            5.47         0.00         0.00           (7.73)
 09/30/95               28.04         (0.34)          10.81           10.47         0.00         0.00           (0.87)
 09/30/94               32.77         (0.38)          (1.98)          (2.36)        0.00         0.00           (2.26)
Opportunity Fund
 (vi)
 Class A
 06/30/99              $0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 09/30/95               0.00
 09/30/94               0.00
 Class B
 03/31/99-
  06/30/99              0.00
 Class C
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 09/30/95               0.00
 09/30/94               0.00

Renaissance Fund
 (vii)
 Class A
 06/30/99              $19.10        $(0.01)(a)      $ 1.45 (a)       $1.44        $0.00        $0.00          $(2.33)
 06/30/98               17.73          0.07 (a)        4.91 (a)        4.98        (0.08)        0.00           (3.53)
 10/01/96-
  06/30/97              16.08          0.12 (a)        3.90 (a)        4.02        (0.12)        0.00           (2.25)
 09/30/96               14.14          0.23            2.79            3.02        (0.23)       (0.07)          (0.78)
 09/30/95               12.50          0.36            1.61            1.97        (0.33)        0.00            0.00
 09/30/94               12.88          0.34           (0.17)           0.17        (0.33)        0.00           (0.22)
 Class B
 06/30/99               19.06         (0.13)(a)        1.39 (a)        1.26         0.00         0.00           (2.33)
 06/30/98               17.77         (0.07)(a)        4.91 (a)        4.84        (0.02)        0.00           (3.53)
 10/01/96-
  06/30/97              16.12          0.03 (a)        3.92 (a)        3.95        (0.05)        0.00           (2.25)
 09/30/96               14.13          0.09            2.83            2.92        (0.11)       (0.04)          (0.78)
 05/22/95-
  09/30/95              12.55          0.11            1.55            1.66        (0.08)        0.00            0.00
 Class C
 06/30/99               18.96         (0.13)(a)        1.41 (a)        1.28         0.00         0.00           (2.33)
 06/30/98               17.69         (0.07)(a)        4.88 (a)        4.81        (0.01)        0.00           (3.53)
 10/01/96-
  06/30/97              16.05          0.03 (a)        3.90 (a)        3.93        (0.04)        0.00           (2.25)
 09/30/96               14.09          0.12            2.78            2.90        (0.13)       (0.03)          (0.78)
 09/30/95               12.47          0.27            1.59            1.86        (0.24)        0.00            0.00
 09/30/94               12.85          0.24           (0.16)           0.08        (0.24)        0.00           (0.22)
Renaissance Fund
 (vii)
 Class A
 06/30/99              $0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 09/30/95               0.00
 09/30/94               0.00
 Class B
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 05/22/95-
  09/30/95              0.00
 Class C
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 09/30/95               0.00
 09/30/94               0.00

-------
* Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(vi) The information provided for the Opportunity Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(vii) The information provided for the Renaissance Fund reflects results of operations under the Fund's former Sub-Adviser through May 7, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

  PIMCO Funds: Multi-Manager Series
61

                                                                                   Ratio of Net
                                                                       Ratio of    Investment
   Tax Basis                Net Asset                                  Expenses to Income to
   Return of  Total         Value End of              Net Assets End   Average Net Average Net  Portfolio
   Capital    Distributions Period       Total Return of Period (000s) Assets      Assets       Turnover Rate
-------------------------------------------------------------------------------------------------------------


    $0.00         $(1.07)       $22.44       (0.82)%      $112,507         1.85%       (0.63)%          85%
     0.00          (1.33)        23.77       24.70         140,438         1.86        (0.68)           66
     0.00           0.00         20.18       11.25          53,686         1.86*       (0.58)*          82



    $0.00         $(4.62)       $26.96        3.98 %      $121,507         1.31%       (0.86)%         175%
     0.00          (1.94)        31.33       13.87         200,935         1.31        (0.88)           86
     0.00          (4.91)        29.35       (8.87)        213,484         1.25*       (0.12)*          69
     0.00          (7.73)        37.36       18.35         134,859         1.13        (0.32)           91
     0.00          (0.87)        39.08       39.70         120,830         1.20        (0.40)          102
    (0.11)         (2.37)        28.87       (6.70)         95,261         1.10        (0.60)           78

     0.00           0.00         24.20       13.08             251         2.03*       (1.65)*         175

     0.00          (4.62)        24.19        3.20         308,877         2.06        (1.62)          175
     0.00          (1.94)        28.86       13.01         500,011         2.06        (1.63)           86
     0.00          (4.91)        27.38       (9.40)        629,446         1.97*       (0.95)*          69
     0.00          (7.73)        35.38       17.47         800,250         1.88        (1.07)           91
     0.00          (0.87)        37.64       38.60         715,191         1.90        (1.10)          102
    (0.11)         (2.37)        28.04       (7.40)        553,460         1.90        (1.40)           78



    $0.00         $(2.33)       $18.21        9.94 %       $90,445         1.26%       (0.04)%         221%
     0.00          (3.61)        19.10       30.98          85,562         1.26         0.35           192
     0.00          (2.37)        17.73       27.53          33,606         1.23*        0.95*          131
     0.00          (1.08)        16.08       22.37          20,631         1.25         1.60           203
     0.00          (0.33)        14.14       16.10          12,933         1.30         2.90           177
     0.00          (0.55)        12.50        1.40          14,942         1.30         2.70           175

     0.00          (2.33)        17.99        8.94         126,576         2.00        (0.78)          221
     0.00          (3.55)        19.06       29.99         100,688         2.01        (0.39)          192
     0.00          (2.30)        17.77       26.88          37,253         1.97*        0.20*          131
     0.00          (0.93)        16.12       21.54          15,693         2.00         0.85           203
     0.00          (0.08)        14.13       13.30           1,760         2.10*        2.20*          177
     0.00          (2.33)        17.91        9.12         442,049         2.00        (0.79)          221
     0.00          (3.54)        18.96       29.98         469,797         2.01        (0.37)          192
     0.00          (2.29)        17.69       26.86         313,226         1.97*        0.21*          131
     0.00          (0.94)        16.05       21.52         230,058         2.00         0.85           203
     0.00          (0.24)        14.09       15.20         174,316         2.10         2.10           177
     0.00          (0.46)        12.47        0.70         178,892         2.00         2.00           175

                                                                   Prospectus

 Year or                                        Net Realized/                  Dividends  Dividends in  Distributions
  Period         Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
  Ended          Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
                 of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
------------------------------------------------------------------------------------------------------------------------
 Year or         Distributions
  Period         in Excess of
  Ended          Net Realized
                 Capital Gains
------------------------------------------------------------------------------------------------------------------------

Small-Cap Value
 Fund
 Class A
 06/30/99             $17.58         $0.26 (a)      $(1.29)(a)      $(1.03)      $(0.17)       $0.00           $0.00
 06/30/98              15.75          0.23 (a)        2.49 (a)        2.72        (0.13)        0.00           (0.76)
 01/20/97-
  06/30/97             14.02          0.10            1.63            1.73         0.00         0.00            0.00
 Class B
 06/30/99              17.43          0.14 (a)       (1.27)(a)       (1.13)       (0.06)        0.00            0.00
 06/30/98              15.71          0.09 (a)        2.48 (a)        2.57        (0.09)        0.00           (0.76)
 01/20/97-
  06/30/97             14.02          0.08            1.61            1.69         0.00         0.00            0.00
 Class C
 06/30/99              17.44          0.14 (a)       (1.27)(a)       (1.13)       (0.04)        0.00            0.00
 06/30/98              15.71          0.09 (a)        2.49 (a)        2.58        (0.09)        0.00           (0.76)
 01/20/97-
  06/30/97             14.02          0.08            1.61            1.69         0.00         0.00            0.00
Target Fund
 (viii)
 Class A
 12/31/99+            $17.72        $(0.09)(a)      $ 8.91 (a)      $ 8.82       $ 0.00        $0.00          $(1.80)
 06/30/99              16.35         (0.09)(a)        2.44 (a)        2.35         0.00         0.00           (0.98)
 06/30/98              16.82         (0.08)(a)        4.06 (a)        3.98         0.00         0.00           (4.45)
 10/01/96-
  06/30/97             17.11         (0.04)(a)        1.82 (a)        1.78         0.00         0.00           (2.07)
 09/30/96              16.40         (0.05)           2.54            2.49         0.00         0.00           (1.78)
 09/30/95              13.13         (0.02)           3.45            3.43         0.00         0.00           (0.16)
 09/30/94              12.72         (0.04)           0.57            0.53         0.00         0.00           (0.12)
 Class B
 12/31/99+             16.44         (0.16)(a)        8.22 (a)        8.06         0.00         0.00           (1.80)
 06/30/99              15.34         (0.19)(a)        2.27 (a)        2.08         0.00         0.00           (0.98)
 06/30/98              16.14         (0.19)(a)        3.84 (a)        3.65         0.00         0.00           (4.45)
 10/01/96-
  06/30/97             16.58         (0.12)(a)        1.75 (a)        1.63         0.00         0.00           (2.07)
 09/30/96              16.06         (0.09)           2.39            2.30         0.00         0.00           (1.78)
 05/22/95-
  09/30/95             13.93         (0.05)           2.18            2.13         0.00         0.00            0.00
 Class C
 12/31/99+             16.43         (0.15)(a)        8.22 (a)        8.07         0.00         0.00           (1.80)
 06/30/99              15.34         (0.19)(a)        2.26 (a)        2.07         0.00         0.00           (0.98)
 06/30/98              16.13         (0.19)(a)        3.85 (a)        3.66         0.00         0.00           (4.45)
 10/01/96-
  06/30/97             16.58         (0.12)(a)        1.74 (a)        1.62         0.00         0.00           (2.07)
 09/30/96              16.05         (0.16)           2.47            2.31         0.00         0.00           (1.78)
 09/30/95              12.95         (0.12)           3.38            3.26         0.00         0.00           (0.16)
 09/30/94              12.65         (0.14)           0.56            0.42         0.00         0.00           (0.12)
Tax-Efficient
 Equity Fund
 Class A
 07/10/98-
  06/30/99            $10.00         $0.03 (a)       $1.56 (a)       $1.59        $0.00        $0.00           $0.00
 Class B
 07/10/98-
  06/30/99             10.00         (0.05)(a)        1.56 (a)        1.51         0.00         0.00            0.00
 Class C
 07/10/98-
  06/30/99             10.00         (0.05)(a)        1.56 (a)        1.51         0.00         0.00            0.00
Value Fund (ix)
 Class A
 06/30/99             $15.64         $0.24 (a)       $1.35 (a)       $1.59       $(0.22)       $0.00          $(1.72)
 06/30/98              14.80          0.19 (a)        2.46 (a)        2.65        (0.18)        0.00           (1.63)
 01/13/97-
  06/30/97             13.17          0.47            1.26            1.73        (0.10)        0.00            0.00
 Class B
 06/30/99              15.63          0.12 (a)        1.35 (a)        1.47        (0.12)        0.00           (1.72)
 06/30/98              14.80          0.07 (a)        2.46 (a)        2.53        (0.07)        0.00           (1.63)
 01/13/97-
  06/30/97             13.16          0.44            1.26            1.70        (0.06)        0.00            0.00
 Class C
 06/30/99              15.63          0.12 (a)        1.35 (a)        1.47        (0.12)        0.00           (1.72)
 06/30/98              14.80          0.07 (a)        2.46 (a)        2.53        (0.07)        0.00           (1.63)
 01/13/97-
  06/30/97             13.15          0.43            1.28            1.71        (0.06)        0.00            0.00
Small-Cap Value
 Fund
 Class A
 06/30/99            $(0.45)
 06/30/98              0.00
 01/20/97-
  06/30/97             0.00
 Class B
 06/30/99             (0.45)
 06/30/98              0.00
 01/20/97-
  06/30/97             0.00
 Class C
 06/30/99             (0.45)
 06/30/98              0.00
 01/20/97-
  06/30/97             0.00
Target Fund
 (viii)
 Class A
 12/31/99+           $ 0.00
 06/30/99              0.00
 06/30/98              0.00
 10/01/96-
  06/30/97             0.00
 09/30/96              0.00
 09/30/95              0.00
 09/30/94              0.00
 Class B
 12/31/99+             0.00
 06/30/99              0.00
 06/30/98              0.00
 10/01/96-
  06/30/97             0.00
 09/30/96              0.00
 05/22/95-
  09/30/95             0.00
 Class C
 12/31/99+             0.00
 06/30/99              0.00
 06/30/98              0.00
 10/01/96-
  06/30/97             0.00
 09/30/96              0.00
 09/30/95              0.00
 09/30/94              0.00
Tax-Efficient
 Equity Fund
 Class A
 07/10/98-
  06/30/99            $0.00
 Class B
 07/10/98-
  06/30/99             0.00
 Class C
 07/10/98-
  06/30/99             0.00
Value Fund (ix)
 Class A
 06/30/99             $0.00
 06/30/98              0.00
 01/13/97-
  06/30/97             0.00
 Class B
 06/30/99              0.00
 06/30/98              0.00
 01/13/97-
  06/30/97             0.00
 Class C
 06/30/99              0.00
 06/30/98              0.00
 01/13/97-
  06/30/97             0.00

-------
*      Annualized
+      Unaudited
(a) Per share amounts based upon average number of shares outstanding during the period.
(viii) The information provided for the Target Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(ix) The information provided for the Value Fund reflects the results of operations under NFJ as the Fund's Sub-Adviser. NFJ is expected to be replaced by PIMCO Equity Advisors as the Sub-Adviser to the Fund on or about May 8, 2000. The Fund would not necessarily have achieved the results shown had PIMCO Equity Advisors been the Fund's Sub-Adviser during the periods shown.

  PIMCO Funds: Multi-Manager Series
63

                                                                                    Ratio of Net
                                                                       Ratio of      Investment
Tax Basis                   Net Asset                                 Expenses to Income (Loss) to
Return of        Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital     Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
----------------------------------------------------------------------------------------------------------------
    $0.00        $(0.62)       $15.93       (5.50)%       $107,569        1.25%          1.74 %            60%
     0.00         (0.89)        17.58       17.33           75,070        1.25           1.27              41
     0.00          0.00         15.75       12.34            6,563        1.30*          1.94*             48

     0.00         (0.51)        15.79       (6.22)          96,994        2.00           0.95              60
     0.00         (0.85)        17.43       16.40          110,833        2.00           0.53              41
     0.00          0.00         15.71       12.05           11,077        2.04*          1.23*             48

     0.00         (0.49)        15.82       (6.21)         112,926        2.00           0.95              60
     0.00         (0.85)        17.44       16.42          130,466        2.00           0.52              41
     0.00          0.00         15.71       12.05           20,637        2.05*          1.13*             48



    $0.00        $(1.80)       $24.74       51.23 %       $221,955        1.20%*        (0.96)%*           59%
     0.00         (0.98)        17.72       15.69          170,277        1.21          (0.57)            229
     0.00         (4.45)        16.35       27.49          157,277        1.22          (0.49)            226
     0.00         (2.07)        16.82       11.19          150,689        1.20*         (0.31)*           145
     0.00         (1.78)        17.11       16.50          156,027        1.18          (0.34)            141
     0.00         (0.16)        16.40       26.50          121,915        1.20          (0.10)            128
     0.00         (0.12)        13.13        4.20           90,527        1.20          (0.30)            104

     0.00         (1.80)        22.70       50.60          125,134        1.95*         (1.72)*            59
     0.00         (0.98)        16.44       14.93           78,659        1.95          (1.31)            229
     0.00         (4.45)        15.34       26.45           76,194        1.96          (1.24)            226
     0.00         (2.07)        16.14       10.58           67,531        1.94*         (1.05)*           145
     0.00         (1.78)        16.58       15.58           49,851        1.93          (1.09)            141
     0.00          0.00         16.06       15.30            7,554        2.00*         (0.90)*           128

     0.00         (1.80)        22.70       50.69        1,307,105        1.95*         (1.71)*            59
     0.00         (0.98)        16.43       14.86          910,494        1.95          (1.31)            229
     0.00         (4.45)        15.34       26.53          952,728        1.96          (1.24)            226
     0.00         (2.07)        16.13       10.52          969,317        1.94*         (1.06)*           145
     0.00         (1.78)        16.58       15.66          974,948        1.93          (1.09)            141
     0.00         (0.16)        16.05       25.60          780,355        2.00          (0.90)            128
     0.00         (0.12)        12.95        3.40          556,043        2.00          (1.10)            104


    $0.00         $0.00        $11.59       15.90%          $6,579        1.11%*         0.25%*            13%
     0.00          0.00         11.51       15.10            6,370        1.85*         (0.50)*            13
     0.00          0.00         11.51       15.10           10,742        1.84*         (0.52)*            13



    $0.00        $(1.94)       $15.29       11.93 %        $22,267        1.11%          1.68 %           101%
     0.00         (1.81)        15.64       18.86           21,742        1.11           1.19              77
     0.00         (0.10)        14.80       13.19           15,648        1.11*          1.71*             71

     0.00         (1.84)        15.26       11.05           36,314        1.85           0.85             101
     0.00         (1.70)        15.63       17.98           35,716        1.86           0.45              77
     0.00         (0.06)        14.80       12.93           25,433        1.86*          0.96*             71
     0.00         (1.84)        15.26       11.04           80,594        1.85           0.83             101
     0.00         (1.70)        15.63       17.98           88,235        1.86           0.45              77
     0.00         (0.06)        14.80       13.02           64,110        1.86*          0.97*             71

                                                                   Prospectus

            PIMCO Funds: Multi-Manager Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, Connecticut 06902

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commssion's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

[LOGO OF PIMCO FUNDS APPEARS HERE]

            File No. 811-6161

           --------------------------------------------------------------------
PIMCO Funds:
           INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
           PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Series     92660
           --------------------------------------------------------------------
           SUB-ADVISERS
           PIMCO Equity Advisors division of PIMCO Advisors L.P., Cadence Cap-ital Management, NFJ Investment Group, Parametric Portfolio Associ-ates, Blairlogie Capital Management
           --------------------------------------------------------------------
           DISTRIBUTOR
           PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
           06902
           --------------------------------------------------------------------
           CUSTODIAN
           State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
           64105
           --------------------------------------------------------------------
           SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
           PFPC, Inc., P.O. Box 9688, Providence, RI 02940
           --------------------------------------------------------------------
           INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
           --------------------------------------------------------------------
           LEGAL COUNSEL
           Ropes & Gray, One International Place, Boston, MA 02110
           --------------------------------------------------------------------
           For further information about the PIMCO Funds, call 1-800-426-0107 or vist our Web site at www.pimcofunds.com.

                           PIMCO Funds is on theWeb
                              www.pimcofunds.com

A Partial List of What's Available:

On-line Account Access

Daily Share Prices

Daily Manager Commentary

Current and Historical Fund Performance

Lipper Rankings

Morningstar Ratings

Listing of Fund Portfolio Holdings

Risk Analysis

Fund Manager Bios

Downloadable Literature Section

On-line Requests for Literature by Mail

Resources for Investment Professionals

Through the PIMCO Funds Website, at www.pimcofunds.com, you and your financial advisor have around-the-clock access to the most timely and comprehensive information available on PIMCO Funds.

In addition, the site includes daily commentary from our fund managers, with insights on the economy and other factors affecting the stock and bond markets.

And now you can access your account--securely--on- line. This feature is available to shareholders with direct accounts (a direct account is one where the shareholder receives statements directly from PIMCO Funds.)

[GRAPHIC]

You'll find the site to be informative and easy-to-use. It's divided into three main sec- tions: Investment Insight, Fund Information and Resources.

Investment Insight
The Investment Insight section provides an overview of the investment management firms under the PIMCO Advisors L.P. umbrella. You'll find an explanation of each firm's investment process, biographies of the investment team, manager updates and more.

Fund Information
In the Fund Information section you'll access detailed profiles of all the PIMCO Funds, including current and historical performance, Lipper rankings and Morningstar ratings.

Additionally, we provide a summary of a fund's portfolio-- complete with risk analysis data. You can also obtain daily fund share prices. Please read the relevant prospectus careful- ly before you invest in any PIMCO Fund.

Resources
Our Resources section features a variety of useful information, including:

 . an on-line document library with applications and prospectuses that you can view and print

 . a literature-by-mail "catalog," so you can order free materials

 . information about our convenient shareholder services, such as Auto-Invest, Fund Link and our 24-Hour Telephone Information System

 . a listing of the features and benefits of the retirement plans offered by PIMCO Funds


Questions?
We're sure you'll find the PIMCO Funds Web site to be an invaluable tool. If you have any questions about the site, call us at 1-800-426-0107.

        Or, send us e-mail at investorservices@pimcofunds.com.

Not part of the Prospectus

                             [LOGO OF PIMCO FUNDS]

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902-6896

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated April 3, 2000
                                    to the
                    Prospectus for Class A, B and C Shares
                              Dated April 3, 2000

                    Disclosure Relating to PIMCO Value Fund

  Changes in Sub-Advisory Arrangements. On or about May 8, 2000, the PIMCO Equity Advisors division of PIMCO Advisors L.P. ("PIMCO Equity Advisors") will assume full portfolio management responsibility for the PIMCO Value Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. Until such time when PIMCO Equity Advisors assumes full portfolio management responsibility for the Fund (the "Transition Date"), NFJ Investment Group ("NFJ"), the Fund's current Sub-Adviser, will continue to provide portfolio management services under the terms of its Portfolio Management Agreement with PIMCO Advisors. Information about NFJ is provided in the Prospectus under the caption "Management of the Funds."

  Until the Transition Date, Chris Najork, Benno J. Fischer and Paul A. Magnuson will share primary responsibility for the day-to-day management of the Fund. Messrs. Najork and Fischer have provided portfolio management services to the Fund since its inception in December 1991. Mr. Magnuson has provided portfolio management services to the Fund since July, 1995. Information about Messrs. Najork, Fischer and Magnuson is provided in the Prospectus under the caption "Management of the Funds--NFJ."

  Changes to Principal Investments and Strategies. Until the Transition Date, the description of the Fund under "Principal Investments and Strategies" in the Fund's Fund Summary is amended to read in its entirety as follows:

    The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

    The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio manager selected approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

    Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

  In addition, in connection with the above changes, until the Transition Date the disclosure under "Principal Risks" in the Fund Summary is revised to indicate that the following are among the principal risks of investing in the
Fund: Market Risk, Issuer Risk, Value Securities Risk, Credit Risk and Management Risk.

                Disclosure Relating to PIMCO Equity Income Fund

  Changes in Sub-Advisory Arrangements. On or about May 8, 2000, the PIMCO Equity Advisors division of PIMCO Advisors L.P. ("PIMCO Equity Advisors") will assume full portfolio management responsibility for the PIMCO Equity Income Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. Until such time when PIMCO Equity Advisors assumes full portfolio management responsibility for the Fund (the "Transition Date"), NFJ Investment Group ("NFJ"), the Fund's current Sub-Adviser, will continue to provide portfolio management services under the terms of its Portfolio Management Agreement with PIMCO Advisors. Information about NFJ is provided in the Prospectus under the caption "Management of the Funds."

  Until the Transition Date, Chris Najork and Benno J. Fischer will share primary responsibility for the day-to-day management of the Fund. Messrs. Najork and Fischer have provided portfolio management services to the Fund since its inception in March 1991. Information about Messrs. Najork and Fischer is provided in the Prospectus under the caption "Management of the Funds--NFJ."

  Changes to Principal Investments and Strategies. Until the Transition Date, the description of the Fund under "Principal Investments and Strategies" in the Fund's Fund Summary is amended to read in its entirety as follows:

    The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (or dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

    The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

    In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

    Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be consistent with the Fund's investment objective and principal strategies.

  In addition, in connection with the above changes, until the Transition Date the disclosure under "Principal Risks" in the Fund Summary is revised to indicate that the following are among the principal risks of investing in the
Fund: Market Risk, Issuer Risk, Value Securities Risk, Credit Risk and Management Risk.

                                       2